As filed with the Securities and Exchange Commission on March 23, 1999
                                                     1933 Act File No. 33-______
                                                     1940 Act File No. 811-_____

-------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2
                        (Check appropriate box or boxes)

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         |_| Pre-Effective Amendment No. ___
         |_| Post-Effective Amendment No. ___
and
|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            KEMPER FLOATING RATE FUND
                  Exact Name of Registrant Specified in Charter

                            222 South Riverside Plaza
                             Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (312) 781-1121
               Registrant's Telephone Number, Including Area Code

                                Philip J. Collora
                        Scudder Kemper Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
     Name and Address (Number, Street, State, Zip Code) of Agent for Service
                                   Copies to:
                              Robert W. Helm, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                                   Suite 1100
                           Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
=========================== --------------------- --------------------------- -------------------------- =====================
                                                                              Proposed Maximum
Title of Securities         Amount Being          Proposed Maximum Offering   Aggregate Offering         Amount of
Being Registered            Registered            Price Per Unit(1)           Price(1)                   Registration Fee(2)

=========================== ===================== =========================== ========================== =====================
Common Shares of            500,000               $2.00                       $1,000,000                 $278
Beneficial Interest (par
value $.01 per share)
=========================== ===================== =========================== ========================== =====================

(1)   Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.

(2) Transmitted prior to filing.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                            KEMPER FLOATING RATE FUND
                              CROSS-REFERENCE SHEET



PART A

Item No.    Caption                                             Location in Prospectus
--------    -------                                             ----------------------

1.          Outside Front Cover.................................Front.Cover.Page
2.          Inside Front and Outside
            Back Cover Page.....................................Front.Cover.Page
3.          Fee Table and Synopsis..............................Fund.Expenses
4.          Financial Highlights................................Not.Applicable
5.          Plan of Distribution................................Front.Cover.Page; Prospectus Summary;
                                                                Offering of Shares; Dividends and
                                                                Distributions
6.          Selling Shareholders................................Not.Applicable
7.          Use of Proceeds.....................................Prospectus.Summary; Use of Proceeds
8.          General Description of the Registrant...............Front.Cover.Page; Prospectus Summary;
                                                                Investment Objective and Policies; Risk
                                                                Factors and Special Considerations;
                                                                Description of the Fund
9.          Management..........................................Prospectus.Summary; Investment Management
                                                                and Other Services
10.         Capital Stock, Long-Term Debt, and Other
            Securities..........................................Front.Cover.Page; Description of the Fund;
                                                                Tax Matters
11.         Defaults and Arrears on Senior Securities...........Not.Applicable
12.         Legal Proceedings...................................Not.Applicable
13.         Table of Contents of the Statement of Additional
            Information.........................................Table.of.Contents of Statement of
                                                                Additional Information


PART B

                                                                Location in Statement
            Caption                                             of Additional Information
Item No.
14.         Cover Page..........................................Cover.Page...
15.         Table of Contents...................................Table.of.Contents
16.         General Information and History.....................General.Information
17.         Investment Objective and Policies...................Investment.Restrictions and Fundamental
                                                                Policy; Repurchase Offer Fundamental
                                                                Policy; Additional Information about
                                                                Investments and Investment Techniques
18.         Management..........................................Management...
19.         Control Persons and Principal Holders of
            Securities..........................................Not.Applicable
20.         Investment Advisory and Other Services..............Management;.Portfolio Transactions
21.         Brokerage Allocation and Other Practices............Portfolio.Transactions; Liquidity
                                                                Requirements
22.         Tax Status..........................................Taxation.....
23.         Financial Statements................................Financial.Statements

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              SUBJECT TO COMPLETION

                              Dated March 23, 1999

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation or offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                   Prospectus
                            Kemper Floating Rate Fund

Kemper Floating Rate Fund (the "Fund") is a newly-organized, non-diversified closed-end management investment company that is continuously offered and makes quarterly repurchase offers for its securities at net asset value, subject to certain conditions. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in interests in senior floating rate loans ("Senior Loans"), the interest rates of which float periodically based upon a benchmark indicator of prevailing interest rates. Senior Loans are business loans that have a senior right to payment. They are made to corporations and other borrowers and are often secured by specific assets of the borrower. The Fund believes that investing in Senior Loans should limit fluctuations in net asset value caused by changes in interest rates. You should, however, expect the Fund's net asset value to fluctuate as a result of changes in borrower credit quality and other factors.

The Fund's investment adviser is Scudder Kemper Investments, Inc. ( the "Adviser"). The address of the Fund is 222 South Riverside Plaza, Chicago, Illinois 60606.

Investment in the Fund involves certain risks and special considerations, including the possible loss of some or all of the principal investment, risks associated with the Fund's use of borrowing, and risks associated with investment in securities that are rated below investment grade. See "Risk Factors and Special Considerations" beginning on page ___. The Fund has no current intention of borrowing to finance long-term portfolio investment, but may borrow to satisfy repurchases, to fund commitments to purchase Senior Loans, and to manage cash flow.

This prospectus applies to the offering of Class B shares of beneficial interest of the Fund, which may be continuously issued and sold from time to time by the Fund (the "Offering") through Kemper Distributors, Inc. (the "Distributor"), as distributor and principal underwriter, and through broker-dealers who have entered into selected dealer agreements with the Distributor. See "Plan of Distribution." During the initial offering period, the Class B shares will be offered at $2.00 per share. Thereafter, the shares will be sold at a price per share equal to net asset value. There is no initial sales charge or underwriting discount on purchases of shares. The Distributor will pay the broker-dealers and financial service firms ("selected dealers") participating in the continuous offering. The minimum initial investment is $1,000 ($250 for individual retirement accounts). Orders for Class B shares will only be accepted by selected dealers prior to the closing date of the initial offering period, currently scheduled for May 25, 1999. Thereafter, orders will be accepted by selected dealers and the Distributor.

The Fund is currently offering one class of common shares, called "Class B", which will not be subject to a front-end sales commission, but will be subject to a declining contingent deferred sales charge over a four year period and an annual distribution fee, as well as other expenses. Although the Fund currently offers only Class B shares, the Fund may in the future offer other classes of shares, which may be subject to a front-end sales commission or a contingent deferred sales charge.

Class B shares are being offered at $2.00 per share during an initial period scheduled to end on May 25, 1999 (the "Initial Offering Period"), and in a continuous offering thereafter. Orders received by the Distributor after May 25, 1999 will be priced at the Fund's net asset value. The Initial Offering Period is subject to adjustment by agreement between the Fund and the Distributor.

No market presently exists for the Fund's shares and it is not currently anticipated that a secondary market will develop for the Fund's shares. Fund shares may not be considered to be readily marketable. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                -----------------

Investors are advised to read this Prospectus and retain it for future reference. This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A Statement of Additional Information dated __________, 1999 (the "SAI") containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety into this Prospectus. A copy of the SAI, the table of contents of which appears on page __ of this Prospectus, may be obtained without charge by contacting the Fund toll-free at 1-800-621-1048. The SAI and other information about the Fund are also available at the SEC's website (www.sec.gov).

                                -----------------

  ------------------------------ ----------------------------- -------------------------- -------------------------
                                      Price to Public(1)             Sales Load(2)          Proceeds to Fund(3)
  ------------------------------ ----------------------------- -------------------------- -------------------------
  ------------------------------ ----------------------------- -------------------------- -------------------------
        Per Class B share                   $2.00                        None                      $2.00
              Total                          [ ]                         None                       [ ]
  ------------------------------ ----------------------------- -------------------------- -------------------------

(1) The shares are offered on a best efforts basis at a price of $2.00 per share during the Initial Offering Period and at net asset value thereafter. The proceeds of the initial offering will be received by the Fund and invested pursuant to the Fund's investment policies. It is estimated that the proceeds of the initial offering will be invested over a period of one month, subject to market conditions.

(2) Class B shares are subject to a contingent deferred sales charge, a distribution fee, and an administrative services fee. The Distributor will pay all sales commissions to authorized firms from its own assets.

(3) Assuming the sale of all shares registered hereby, and exclusion of approximately [$_______] of organizational and initial offering expenses payable by the Fund. These expenses will be recognized by the Fund and charged against the Fund's income in its first fiscal period.

                 The date of this Prospectus is __________, 1999

                                TABLE OF CONTENTS


Prospectus Summary...........................................................4

Risk Factors And Special Considerations At A Glance..........................6

Fund Expenses................................................................8

Use Of Proceeds..............................................................9

Investment Objective And Policies............................................9

General Information On Senior Loans.........................................14

Risk Factors And Special Considerations.....................................16

Offering Of Shares..........................................................18

Repurchase Of Shares........................................................22

Special Features............................................................25

Description Of The Fund.....................................................28

Investment Management And Other Services....................................30

Dividends And Distributions.................................................32

Tax Matters.................................................................33

Performance Information.....................................................33

Legal Matters...............................................................34

Registration Statement......................................................34

Shareholder Reports.........................................................34

Financial Statements........................................................34

Table Of Contents Of Statement Of Additional Information....................35

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.


======================================= =======================================
The Fund                                The Fund is a continuously-offered,
                                        non-diversified,  closed-end  management
                                        investment   company   organized   as  a
                                        Massachusetts business trust.
======================================= ======================================
Investment Objective                    To  obtain as high a level of
                                        current income as is consistent with the
                                        preservation of capital. There can be no
                                        assurance that the Fund will achieve its
                                        investment objective.
======================================= ======================================
Primary Investment Strategy             The Fund seeks to achieve its investment
                                        objective   by    primarily    acquiring
                                        interests in Senior Loans with  interest
                                        rates that float periodically based on a
                                        benchmark    indicator   of   prevailing
                                        interest  rates,  such as the Prime Rate
                                        or the London  Inter-Bank  Offered  Rate
                                        ("LIBOR").   The  Fund   believes   that
                                        investing  in Senior  Loans should limit
                                        fluctuations  in  its  net  asset  value
                                        caused by changes in interest rates. The
                                        Fund may also employ  techniques such as
                                        borrowing to  accommodate  cash flow, to
                                        fund   commitments  to  purchase  Senior
                                        Loans, and to finance repurchase offers,
                                        but does  not  anticipate  borrowing  to
                                        finance long-term investment.
--------------------------------------- ======================================
Continuous Offering                     The Fund intends continuously to offer
                                        its Shares through Kemper Distributors,
                                        Inc. (the "Distributor"),  as  principal
                                        underwriter,    and   through   selected
                                        dealers  at a public  offering  price of
                                        $2.00  per  share   during  the  Initial
                                        Offering Period, and at a price equal to
                                        the   net   asset    value   per   share
                                        thereafter.  Minimum initial investments
                                        are   $1,000   ($250   for    individual
                                        retirement    accounts)    and   minimum
                                        subsequent investments are $100 ($50 for
                                        individual  retirement  accounts).   The
                                        Fund  reserves  the  right to waive  any
                                        minimum  investment  requirements and to
                                        refuse  any  order for the  purchase  of
                                        shares. The Fund does not intend to list
                                        the  shares on any  national  securities
                                        exchange.
--------------------------------------- ======================================
--------------------------------------- ======================================
General Investment   Guidelines         Under normal circumstances, at least 80%
                                        of the Fund's  total  assets is invested
                                        in  Senior  Loans.  Up to 20%  of  total
                                        assets  may be held in  cash  and  other
                                        investments,  including  fixed-rate debt
                                        obligations,   short-   to   medium-term
                                        notes,  high-yield/high-risk securities,
                                        equity securities,  hybrid and synthetic
                                        loans,  and asset-backed  securities.  A
                                        maximum  of  25%  of  the  Fund's  total
                                        assets  may  be   invested  in  any  one
                                        industry.

                                        The Fund  invests  at  least  90% of its
                                        total  assets in  partnerships,  limited
                                        liability  companies,  or other business
                                        entities  organized  under  U.S.  law or
                                        domiciled in Canada or U.S.  territories
                                        and  possessions.  The Senior Loans must
                                        be denominated in U.S. dollars. The Fund
                                        may invest up to 10% of its total assets
                                        in U.S. dollar  denominated Senior Loans
                                        to  borrowers   that  are  organized  or
                                        located  in  countries  other  than  the
                                        United States.
--------------------------------------- ======================================
======================================= ======================================
Repurchase Offers                       As a matter of fundamental  policy,  the
                                        Fund will offer to repurchase from 5% to
                                        25% of its  common  shares  at net asset
                                        value  on  a  quarterly   basis.   These
                                        repurchases  are  scheduled  to occur in
                                        the months of February,  May, August and
                                        November.
======================================= ======================================
Distributions                           Income  dividends are declared daily and
                                        paid  monthly.  Income  dividends may be
                                        distributed  in  cash or  reinvested  in
                                        additional  full and  fractional  shares
                                        through the Fund's dividend reinvestment
                                        program.
======================================= ======================================
Investment Adviser                      Scudder Kemper Investments, Inc.
======================================= ======================================
Distributor and Administrative
  Services Provider                     Kemper Distributors, Inc.
======================================= ======================================

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         This Prospectus contains certain statements that may be deemed to be "forward-looking statements." Actual results could differ materially from those projected in the forward-looking statements as a result of uncertainties set forth below and elsewhere in the Prospectus. For additional information, see "Risk Factors and Special Considerations."

--------------------------------------- =======================================
Credit Risk                             Investment in the Fund involves the
                                        risk that  borrowers  under Senior Loans
                                        may  default  on   obligations   to  pay
                                        principal  or  interest  when due,  that
                                        lenders may have difficulty  liquidating
                                        the collateral securing the Senior Loans
                                        or  enforcing  their  rights  under  the
                                        terms of the Senior Loans,  and that the
                                        Fund's  investment  objective may not be
                                        realized.
                                        ---------------------------------------
                                        =======================================
Non-diversification                     The Fund is not  subject to the  general
                                        limitation under the Investment  Company
                                        Act of 1940 that, with respect to 75% of
                                        its total  assets,  it not  invest  more
                                        than  5% of  its  total  assets  in  the
                                        securities  of  a  single  issuer.  As a
                                        result,  because  the Fund is  permitted
                                        greater flexibility to invest its assets
                                        in the obligations of a single issuer,
                                        it is exposed to increased risk of loss
                                        if such   an  investment   underperforms
                                        expectations.
                                        ---------------------------------------
                                        =======================================
Borrowing                               The Fund is  authorized  to borrow money
                                        in an amount up to 33 1/3% of the Fund's
                                        assets   (after  giving  effect  to  the
                                        amount  borrowed).  The  Fund  currently
                                        intends to borrow only for the  purposes
                                        of  obtaining   short-terms  credits  in
                                        connection  with repurchase  offers,  to
                                        manage   cash   flow,    and   to   fund
                                        commitments  to  purchase   Senior  Loan
                                        interests.  The rights of any lenders to
                                        the Fund to receive payments of interest
                                        on and  repayments  of principal of such
                                        borrowings  will be  senior  to those of
                                        the holders of the Trust's common shares
                                        of  beneficial  interest,  which include
                                        the Class B shares, and the terms of any
                                        such  borrowings may contain  provisions
                                        which limit  certain  activities  of the
                                        Fund, including the payment of dividends
                                        to holders  of common  shares in certain
                                        circumstances,  and  the  terms  of such
                                        borrowings  may  grant  lenders  certain
                                        voting rights in the event of default in
                                        the payment of interest or the repayment
                                        of principal. Interest payments and fees
                                        incurred   in   connection   with   such
                                        borrowings will reduce the amount of net
                                        income  available  for  payment  to  the
                                        holders of commons shares. The Fund does
                                        not currently  intend to use  borrowings
                                        for   long-term    financial    leverage
                                        purposes. Accordingly, the Fund will not
                                        purchase additional portfolio securities
                                        at any time that  borrowings,  including
                                        the  Fund's   commitments   pursuant  to
                                        reverse repurchase agreements, exceed 5%
                                        of the Fund's total assets (after giving
                                        effect to the amount borrowed).
--------------------------------------- =======================================
--------------------------------------- =======================================
Limited Secondary Market                Because  of a limited  secondary  market
  for Senior Loans                      for  Senior  Loans,   the  Fund  may  be
                                        limited in its ability to sell portfolio
                                        holdings at  carrying  value to generate
                                        gains,   avoid   losses,   or  to   meet
                                        repurchase requests.


--------------------------------------- =======================================
Demand for Senior  Loans                An increase  in demand for Senior  Loans
                                        may   adversely   affect   the  rate  of
                                        interest   payable   on   Senior   Loans
                                        acquired by the Fund.
--------------------------------------- =======================================
High-yield/High-risk Securities         The  purchase  of  high-yield/high  risk
                                        securities    exposes    the   Fund   to
                                        financial,   market  and   interest-rate
                                        risks  and  greater  credit  risks  than
                                        would  the   purchase  of   higher-rated
                                        securities.  Such  investments  are also
                                        likely   to    result    in    increased
                                        fluctuation  in the value of the  Fund's
                                        shares,   particularly  in  response  to
                                        economic downturns.
======================================= =======================================

======================================= =======================================

                                  FUND EXPENSES


The following table is intended to assist the Fund's shareholders (the "Shareholders") in understanding the various costs and expenses associated with investing in Class B shares of the Fund. Because the Fund does not yet have an operating history, this information is based on estimated fees, expenses and net assets for the fiscal year ending November 30, 1999.


Shareholder Transaction Expenses(1)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) ............              NONE
    Maximum Sales Charge on Reinvested
     Dividends.........................................              NONE
    Maximum Deferred Sales Charge (Load) (2) ..........             3.00%
    Exchange Fee ......................................              NONE
Annual Expenses (estimated as a percentage
   of average net assets)
     Management Fees (3) ..............................              ___%
     Administrative Services Fee (4) ..................              .25%
     Distribution Fee (6)................. ............              ___%

     Other Operating Expenses (5) .....................              .45%
Total Annual Expenses..................................              ___%
                                                                     ----
Total Annual Expenses (After Minimum Fee Waiver (7)                  ___%


(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.

(2) The maximum contingent deferred sales charge ("CDSC") on Class B shares applies to repurchases during the first year. The charge is 3.0% during the first year, 2.5% during the second year, 2.0% during the third year, and 1.5% during the fourth year. There is no CDSC thereafter.

(3) Pursuant to an investment management agreement with the Fund, the Adviser is entitled to receive an investment management fee of ____% of the average daily net assets of the Fund with graduated fee reductions based on increased asset levels. See "Investment Management and Other Services -- Adviser."

(4) Pursuant to an Administrative Services Agreement with the Fund, the Distributor is entitled to receive a fee of 0.25% of the average daily net assets of the Fund.

(5) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

(6) Pursuant to the Class B share Distribution Plan, the Class B shares pay an annual distribution fee of 0.___% of average daily net assets.

(7) The Adviser has voluntarily agreed to waive at least ___% of its investment management fees through November 30, 1999. The full investment management fee will be gradually reinstated during the fiscal year ending November 30, 2000. The effect of this fee waiver is to reduce operating expenses of the Fund and thereby increase investment performance.




================================================== =============== ============== =============== =============
                      Example                         1 year          3 years        5 years          10 years
================================================== ------------ -- ----------- -- ----------- --- -------------
================================================== ============ == =========== == =========== === =============
$1,000 investment, assuming a 5% annual return.
                                                       $---           $---           $---              $---
================================================== ============ == =========== == =========== === =============

         This hypothetical example assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses above remain the same in the years shown, and is shown after giving effect to the fee waiver. The above tables and the assumption in the hypothetical example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's Shares. For more complete descriptions of certain of the Fund's costs and expenses, see "Investment Management and Other Services."

         The foregoing example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown.

                                 USE OF PROCEEDS

         The Fund will invest net proceeds of this offering, after payment of organizational and offering expenses by the Fund, in accordance with the Fund's investment objective and policies within approximately one month after the end of the Initial Offering Period. The precise time frame for these investments will depend on the availability of Senior Loans and other relevant conditions. Pending such investment, the Fund will invest the net proceeds of this offering in investment grade short-term or medium-term debt obligations.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. This objective is not fundamental and may be changed without shareholder approval. The Fund seeks to achieve its objective primarily by investing in interests in variable or floating rate Senior Loans, which, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity that is organized or domiciled in the United States, Canada or in U.S. territories and/or possessions (a "U.S. entity"). The Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancings. The Fund primarily invests in Senior Loans that have interest rates that float periodically based upon a benchmark indicator of prevailing interest rates, such as the Prime Rate or LIBOR, and invests only in Senior Loans that are U.S. dollar denominated. Under normal circumstances, at least 80% of the Fund's total assets will be invested in Senior Loans. The Fund may also purchase other types of instruments in seeking to achieve its investment objectives, including high-yield/high risk securities. The Fund may invest up to 10% of its total assets in Senior Loans and other securities that are issued by non-U.S. entities, although such investments will be U.S. dollar denominated. All percentage limitations in this prospectus and SAI are applied as of the time of investment.

         Under the Fund's policies, Senior Loans are considered loans that hold a senior position in the capital structure of the borrower. These may include loans that hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. This capital structure position generally gives the holders of Senior Loans a priority claim on some or all of the borrower's assets in the event of default. The Senior Loans in which the Fund invests are generally fully collateralized with assets and/or cash flow that the Adviser believes have a market value at the time of acquisition that equals or exceeds the principal amount of the Senior Loan. The Fund also only purchases interests in Senior Loans of borrowers that the Adviser believes can meet debt service requirements from cash flow or other sources, including the sale of assets. Senior Loans vary in yield according to their terms and conditions, how often they pay interest, and when rates are reset. The Fund does not invest in Senior Loans of U.S. entities with interest rates that are tied to non-domestic interest rates other than LIBOR. The Fund may invest up to 10% of its total assets in U.S. dollar denominated Senior Loans of non-U.S. entities with interest rates tied to other non-domestic interest rates, including the Paris Inter-Bank Offered Rate.

         Senior Loans that the Fund may acquire include participation interests in lease financings ("Lease Participations") where the collateral quality, credit quality of the borrower and the likelihood of payback are believed by the Adviser to generally be the same as those applied to conventional Senior Loans. A Lease Participation is also required to have a floating interest rate that is indexed to a benchmark indicator of prevailing interest rates, such as LIBOR or the Prime Rate.

         Subject to certain limitations, the Fund may acquire Senior Loans to borrowers engaged in any industry. The Fund will invest no more than 25% of its total assets in Senior Loans to borrowers in any one industry.

         Investors should recognize that there can be no assurance that the investment objective of the Fund will be realized. Moreover, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally. For additional information on Senior Loans, see "General Information on Senior Loans."

         Investment in the Fund's shares is intended to offer several benefits. The Fund offers investors the opportunity to seek a high level of current income by investing in a professionally-managed portfolio comprised primarily of Senior Loans, a type of investment typically not available directly to individual investors. Other benefits are the professional credit analysis provided to the Fund by the Adviser and portfolio diversification. Also, the Fund believes that investing in adjustable rate senior loans should limit fluctuations in the Fund's net asset value caused by changes in interest rates.

         The Fund can normally be expected to have a more stable net asset value per share than investment companies investing primarily in fixed-income securities (other than money market funds and some short-term bond funds). Generally, the net asset value of the shares of an investment company which invests primarily in fixed-income securities changes as interest rates fluctuate. When interest rates decline, the value of a fixed-income portfolio normally can be expected to increase. The Adviser expects the Fund's net asset value to be relatively stable during normal market conditions, because the floating- and variable-rate Senior Loans in which the Fund primarily invests float periodically in response to changes in interest rates. However, because variable interest rates only reset periodically, the Fund's net asset value may fluctuate from time to time in the event of an imperfect correlation between the interest rates on the Fund's loans and prevailing interest rates. Also, a default on a Senior Loan in which the Fund has invested or a sudden and extreme increase in prevailing interest rates may cause a decline in the Fund's net asset value. Further, investment in securities other than Senior Loans, including high yield/high-risk securities, may contribute to the fluctuation of the Fund's net asset value. Changes in interest rates can be expected to affect the dividends paid by the Fund, so that the yield on an investment in the Fund's shares will likely fluctuate in response to changes in prevailing interest rates.

         Investment in Non-U.S. Issuers

         The Fund may invest up to 10% of its total assets in U.S. dollar denominated Senior Loans to borrowers that are organized or located in countries other than the United States, Canada, or in U.S. territories and/or possessions. Although the Senior Loans will require payment of interest and principal in U.S. dollars, these borrowers may have significant non-U.S. dollar revenues. Investment in non-U.S. entities involves special risks, including that non-U.S. entities may be subject to less rigorous accounting and reporting requirements than U.S. entities, less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, fluctuations in currency values and the potential for political, social and economic adversity.

         Interest Rates

         Interest rates on Senior Loans adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is the London Inter-Bank Offered Rate ("LIBOR"), the Federal Reserve federal funds rate, the prime rate offered by one or more major United States banks (the "Prime Rate") or the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. LIBOR, as provided for in Loan Agreements, usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar denominated deposits. The Adviser believes that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to is most creditworthy borrowers, although it may not be the bank's lowest available rate. The Fund expects that at least 75% of its total assets will be invested in Senior Loans that at the time of investment provided the borrower with the option of selecting an interest rate that is based on the Prime Rate. The CD Rate, as provided for in Loan Agreements, usually is the average rate paid on large certificates of deposit traded in the secondary market.

         Interest rates on Senior Loans may adjust daily, monthly, quarterly, semi-annually. The Fund will not invest more than 5% of its total assets in Senior Loans with interest rates that adjust less often than semi-annually. The Fund may use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of Senior Loans. If the Fund does so, it considers the shortened period to be the adjustment period of the Senior Loan. The Fund's portfolio of Senior Loans will generally have a dollar-weighted average time until the next interest rate adjustment of 90 days or less, although the time may exceed 90 days. As short term interest rates rise, interest payable to the Fund should increase. As short term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund's portfolio of Senior Loans.

         When interest rates rise, the values of fixed income securities generally decline. When interest rates fall, the values of fixed income securities generally increase. The Fund believes that investing in adjustable rate Senior Loans should limit fluctuations in the Fund's net asset value caused by changes in interest rates. The Fund expects the values of its Senior Loan investments to fluctuate less than the values of fixed rate, longer-term income securities in response to the changes in interest rates. Changes in interest rates can, however, cause some fluctuation in the Fund's net asset value.

         Portfolio Maturity

         Although the Fund has no restrictions on portfolio maturity, normally at least 80% of the total assets invested in Senior Loans are composed of Senior Loans with maturities of one to ten years with rates of interest which typically reset either daily, monthly, or quarterly. The maximum period of time of interest rate reset on any Senior Loans in which the Fund may invest is one year.

         In the event of a change in the benchmark interest rate on a Senior Loan, the rate payable to lenders under the Senior Loan will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, the Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, the Fund as lender would earn interest at a lower rate, but only on and after the reset date.

         Credit Analysis

         When evaluating a borrower the Adviser considers many factors, including the borrower's past and future projected financial performance. The Adviser also considers a borrower's management, collateral, cash flow, industry and tangible assets. The Fund acquires a collateralized Senior Loan only if the Adviser believes that the collateral coverage equals or exceeds the outstanding principal amount of the Senior Loan. The Fund does not impose any minimum standard regarding the rating of any outstanding debt securities of borrowers.

         The capital structure of a borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock. Senior Loans typically have the most senior claim on borrower's assets and common stock the most junior claim. The proceeds of Senior Loans that the Fund will purchase usually will be used by borrowers to finance leverage buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes.

         The Adviser performs its own independent credit analysis of the borrower. In so doing, the Adviser may utilize information and credit analyses from the agents that originate or administer loans, other lenders investing in a Senior Loan, and other sources. These analyses will continue on a periodic basis for any Senior Loan purchased by the Fund. See "Risk Factors and Special Considerations -- Credit Risks and Realization of Investment Objective."

         Other Investments

         Assets not invested in Senior Loans will generally consist of other instruments, including Hybrid and Synthetic Loans (as defined below), unsecured loans, subordinated loans, short-term debt instruments with remaining maturities of 120 days or less (which may have yields tied to the Prime Rate, commercial paper rates, federal funds rate or LIBOR), longer-term debt securities, equity securities acquired in connection with investment or restructuring of a Senior Loan, and other instruments as described under "Additional Information About Investments and Investment Techniques" in the SAI. Short-term instruments may include (i) commercial paper rated A-1 by Standard & Poor's Ratings Services or P-1 by Moody's Investors Service, Inc., or of comparable quality as determined by the Adviser, (ii) certificates of deposit, bankers' acceptances, and other bank deposits and obligations, and (iii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. During periods when, in the opinion of the Adviser, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash, or in the instruments described above.

         Hybrid and Synthetic Loans

         The Fund may invest up to 20% of its total assets in Hybrid and Synthetic Loans as part of its investment in "Other Investments" as described above, and Hybrid and Synthetic Loans will not count toward the 80% of the Fund's total assets that are normally invested in Senior Loans.

         The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). The Fund may invest only in Hybrid Loans that are secured debt of the borrower, although they may not in all instances be considered senior debt of the borrower. With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because the Fund's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans. The Fund will invest only in Hybrid Loans that meet credit standards established by the Adviser with respect to Hybrid Loans and nonetheless provide certain protections to the lender such as collateral maintenance or call protection.

         Collateralized Loan Obligations

         The Fund may invest up to 5% of its total assets in collateralized loan obligations ("CLOs"). CLOs are asset-backed securities issued by a trust or other entity that are collateralized by a pool of loans, which may include, among others, domestic senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Neither the Fund nor the Adviser selects the borrowers of the loans that comprise the CLO pool (a "CLO borrower") or the collateral backing those loans. CLOs are subject to credit and prepayment risk. In addition, the collection of collateral on a defaulted loan, if achieved, may be subject to significant delays. Further, the Fund may be subject to the credit risk of the institution that creates the CLO. The Fund may have limited or no rights to enforce the terms of any loan agreement with a CLO borrower, right to set-off against the CLO borrower, or right to object to amendments to the lending agreement with the CLO borrower.

         Subordinated and Unsecured Loans

         The Fund may invest up to 5% of its total assets, measured at the time of investment, in subordinated and unsecured loans. The Fund may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans. The Fund will acquire unsecured loans only where the Adviser believes, at the time of acquisition, that the Fund would have the right to payment upon default that is not subordinate to any other creditor. The maximum of 5% of the Fund's total assets invested in subordinated and unsecured loans will constitute part of the 20% of the Fund's total assets that may be invested in "Other Investments" as described above, and will not count toward the 80% of the Fund's total assets that are normally invested in Senior Loans.

        Equity Securities

        The Fund may invest up to 20% of its total assets in equity securities acquired in connection with investment or restructuring of a Senior Loan, including common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation or other business organization. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent the Fund invest in such equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's net asset value per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

         Use of Hedging Techniques

         The Fund may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions may be considered to involve derivative instruments, subject to availability of such instruments and the Adviser's discretion. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically be even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. In addition, the Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. The Fund does not intend to engage in such transactions to enhance the yield on its portfolio to increase income available for distributions. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The Fund will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the Fund's portfolio or obligations incurred by the Fund. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions. See "Interest Rate Hedging Transactions" in the SAI.

         Use of Borrowing

         The Fund may borrow money in amounts up to 33-1/3% of the value of its total assets to finance repurchase offers (as described below under "Repurchase Offers"), to fund commitments to purchase Senior Loans, for other temporary, extraordinary or emergency purposes, or, while the Fund does not have any current intention of doing so, for the purpose of financing additional investments. The Fund may also borrow in anticipation of cash flows into and out of the Fund and to attempt to efficiently manage the Fund's investment portfolio. The Fund also may issue one or more series of preferred shares, although it has no present intention to do so. The Fund does not currently intend to use borrowings for long-term financial leverage purposes. Accordingly, as a non-fundamental policy, the Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

         Capital raised through borrowing will be subject to interest costs. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of additional classes of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on its common shares or to engage in other activities. Borrowings and the issuance of a class of preferred stock having priority over the Fund's shares of beneficial interest offered hereby create an opportunity for greater income per common share, but at the same time such borrowing or issuance is a speculative technique in that it will increase the Fund's exposure to capital risk. These risks may be reduced through the use of borrowings and preferred stock that have floating rates of interest.

         The Fund may enter into an agreement with a financial institution providing for an unsecured, discretionary credit facility (the "Facility"), the proceeds of which may be used to finance, in part, share repurchases. The Facility may provide for the borrowing by the Fund to the extent permitted under the 1940 Act on an unsecured, uncommitted basis. Loans made under the Facility will bear interest at a floating rate, such as LIBOR.

         Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has at the time of the declaration of any such dividend or distribution or at the time of any such purchase an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. The Fund's inability to make distributions as a result of these requirements could cause the Fund to fail to qualify as a regulated investment company and/or subject the Fund to income or excise taxes. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount.

         Any indebtedness issued by the Fund or borrowing by the Fund either (a) will mature by the next Repurchase Request Deadline (as defined below under "Repurchase Offers") or (b) will provide for its redemption, call, or repayment by the Fund by the next Repurchase Request Deadline without penalty or premium, as necessary to permit the Fund to repurchase shares in the amount set by the Board of Trustees in compliance with the asset coverage requirements of the 1940 Act.

                       GENERAL INFORMATION ON SENIOR LOANS

         Senior Loans differ from other types of debt in that they generally hold the most senior position in the capital structure of a borrower. Priority liens are obtained by the lenders that typically provide the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions and taxes). Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

         Senior Loans are typically secured by pledges of collateral from the borrower in the form of tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, the Fund may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. Generally, the agent on a Senior Loan is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

         Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions ("lenders") represented in each case by an agent ("agent"), which usually is one or more of the lenders. The Fund will acquire Senior Loans from and sell Senior Loans to the following lenders: money center banks, selected regional banks and selected non-banks, insurance companies, finance companies, other investment companies, private investment funds, and lending companies. The Fund may also acquire Senior Loans from and sell Senior Loans to U.S. branches of foreign banks which are regulated by the Federal Reserve System or appropriate state regulatory authorities. On behalf of the lenders, generally the agent is primarily responsible for negotiating the loan agreement ("loan agreement"), which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent and the other original lenders typically have the right to sell interests ("participations") in their share of the Senior Loan to other participants. The agent and the other original lenders also may assign all or a portion of their interests in the Senior Loan to other participants.

         The Fund's investment in Senior Loans generally may take one of several forms including: acting as one of the group of lenders originating a Senior Loan (an "original lender"); purchase of an assignment ("assignment") or a portion of a Senior Loan from a third party, or acquiring a participation in a Senior Loan. The Fund may pay a fee or forego a portion of interest payments to the lender selling a participation or assignment under the terms of such participation or assignment.

         The agent that arranges a Senior Loan is frequently a commercial or investment bank or other entity that originates a Senior Loan and the entity that invites other parties to join the lending syndicate. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for documentation and administration of the Senior Loan. Agents are typically paid fees by the borrower for their services. The Fund may serve as the agent or co-agent for a Senior Loan. See "Additional Information About Investments and Investment Techniques -- Originating Senior Loans" in the SAI.

         When the Fund is a member of the originating syndicate group for a Senior Loan, it may share in a fee paid to the original lenders. When the Fund is an original lender or acquires an assignment, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the Senior Loan agreement, and may have rights with respect to any funds acquired by other lenders through set-off. Lenders also have certain voting and consent rights under the applicable Senior Loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

         When the Fund is a purchaser of an assignment it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender. The Fund will purchase an assignment or act as lender with respect to a syndicated Senior Loan only where the agent with respect to such Senior Loan is determined by the Adviser to be creditworthy at the time of acquisition.

         To a lesser extent, the Fund invests in participations in Senior Loans. With respect to any given Senior Loan, the rights of the Fund when it acquires a participation may be more limited than the rights of original lenders or of investors who acquire an assignment. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained. Participation by the Fund in a lender's portion of a Senior Loan typically results in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the Senior Loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower with the result that the Fund may be subject to delays, expenses and risks that are greater than those that exist where the Fund is the original lender, and the Fund may not directly benefit from the collateral supporting the Senior Loan because it may be treated as a creditor of the lender instead of the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation. In the event of insolvency of the lender selling a participation, the Fund may be treated as a general creditor of such lender, and may not benefit from any set-off between such lender and the borrower. In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the Senior Loan may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct of the lender selling the participation. The Fund will only acquire participations if the lender selling the participations and any other persons interpositioned between the Fund and the lender are determined by the Adviser to be creditworthy.

         When the Fund is an original lender, it will have a direct contractual relationship with the borrower. If the terms of an interest in a Senior Loan provide that the Fund is in privity with the borrower, the Fund has direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest. In all other cases, the Fund looks to the agent to use appropriate credit remedies against the borrower. When the Fund purchases an assignment, the Fund typically succeeds to the rights of the assigning lender under the Senior Loan agreement, and becomes a lender under the Senior Loan agreement. When the Fund purchases a participation in a Senior Loan, the Fund typically enters into a contractual arrangement with the lender selling the participation, and not with the borrower.

         Should an agent become insolvent, or enter Federal Deposit Insurance Corporation ("FDIC") receivership or bankruptcy, any interest in the Senior Loan transferred by such person and any Senior Loan repayment held by the agent for the benefit of participants may be included in the agent's estate where the Fund acquires a participation interest from an original lender, should that original lender become insolvent, or enter FDIC receivership or bankruptcy, any interest in the Senior Loan transferred by the original lender may be included in its estate. In such an event, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and interest.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

         The following discussion summarizes some of the risks that should be taken into account when considering an investment in the Fund. For additional information about the risks associated with the instruments or investment techniques that may be used by the Fund, see "Additional Information About Investments and Investment Techniques" in the Statement of Additional Information.

         This Prospectus includes certain statements that may be deemed to be "forward-looking statements." Other than descriptions of historical facts, all statements included in this Prospectus that address activities, events or developments that either the Fund or the Adviser expects, believes or anticipates will or may occur in the future, including such matters as the use of proceeds, investment strategies, and other such matters, may be considered forward-looking statements. These statements are based on certain assumptions and analyses made by the Fund or the Adviser in light of experience and perception of historical trends, current conditions, expected future developments and other factors deemed appropriate under the circumstances. Such statements are subject to (i) a number of assumptions, risks and uncertainties, including the risk factors discussed below, (ii) general economic and business conditions, (iii) the investment opportunities (or lack thereof) that may be presented to and pursued by the Fund, (iv) changes in laws or regulations and
(v) other factors, many of which are beyond the control of the Fund. Prospective investors are cautioned that any such statements are not guarantees of future performance and that actual results or developments may differ materially from those described in the forward-looking statements.

         Credit Risks and Realization of Investment Objective. While all investments involve some amount of risk, Senior Loans generally involve less risk than equity instruments of the same issuer because the payment of principal of and interest on debt instruments is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders. Although the Fund will generally invest in Senior Loans that will be fully collateralized with assets with a market value that, at the time of acquisition, equals or exceeds the principal amount of the Senior Loan, the value of the collateral may decline below the principal amount of the Senior Loan subsequent to the Fund's investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund will be subject to the risk that this stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Senior Loans are also subject to the risk of nonpayment of scheduled interest or principal payments. In the event of a failure to pay scheduled interest or principal payments on Senior Loans held by the Fund, the Fund could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV of Fund Shares or the amount of its dividends. To the extent that the Fund's investment is in a Senior Loan acquired from another lender, the Fund may be subject to certain credit risks with respect to that lender. See "About Senior Loans." Further, there is no assurance that the liquidation of the collateral underlying a Senior Loan would satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, or that collateral could be readily liquidated. The risk of non-payment of interest and principal also applies to other debt instruments in which the Fund may invest. Because of the protective terms of Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities.

         In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan. Among the credit risks involved in a bankruptcy would be an assertion that the pledging of collateral to secure the Senior Loan constituted a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund's rights to the rights of other creditors of the borrower under applicable law.

         Investment decisions will be based largely on the credit analysis performed by the Adviser's investment personnel, and such analysis may be difficult to perform for many issuers. Information about interests in Senior Loans generally will not be in the public domain, and interests are often not currently rated by any nationally recognized rating service. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, issuers are required to provide financial information to lenders, including the Fund, and information may be available from other Senior Loan participants or agents that originate or administer Senior Loans.

         While debt instruments generally are subject to the risk of changes in interest rates, the interest rates of the Senior Loans in which the Fund will invest will float with a specified interest rate. Thus the risk that changes in interest rates will affect the market value of such Senior Loans is significantly decreased.

         Non-diversification. The Fund may invest a greater proportion of its assets in the securities of a small number of issuers than would be required if the Fund were a diversified investment company. In this regard, the Fund is not subject to the general limitation that, with respect to 75% of its total assets, it not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer it is exposed to increased risk of loss if such an investment underperforms expectations. However, the Fund intends to limit its investments so as to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a "regulated investment company." Nevertheless, the Fund will experience price volatility, the extent of which will be affected by the types of securities and techniques the Fund uses.

         Limited Secondary Market for Senior Loans. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, some or many of the Senior Loans in which the Fund invests will be relatively illiquid. In addition, Senior Loans in which the Fund invests generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Fund's ability to sell Senior Loans. The Fund may have difficulty disposing of illiquid assets if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities. Limitations of a secondary market may result in difficulty raising cash to purchase Shares tendered pursuant to a repurchase offer. These events may cause the Fund to sell securities at lower prices than it would otherwise consider to meet cash needs and may cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. If the Fund purchases a relatively large Senior Loan to generate income, the limitations of the secondary market may inhibit the Fund from selling a portion of the Senior Loan and reducing its exposure to a borrower when the Adviser deems it advisable to do so.

         In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

         Demand for Senior Loans. Although the volume of Senior Loans has increased in recent years, demand for Senior Loans has also grown. An increase in demand may benefit the Fund by providing increased liquidity for Senior Loans, but may also adversely affect the rate of interest payable on Senior Loans acquired by the Fund and the rights provided to the Fund under the terms of the Senior Loan. Senior Loans are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities.

         High-yield/High-risk Securities. The Fund may invest up to 5% of its total assets in high-yield/high-risk securities. High-yield securities are high yield/high risk debt securities that are rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. High-yield securities often are referred to as "junk bonds" and include certain corporate debt obligation, higher-yielding preferred stock and mortgage-related securities, and securities convertible into those types of instruments. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in the prices of high-yield securities. In the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest-rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

         The secondary market in which high-yield securities are traded is generally less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high-yield security, and could adversely affect the daily net asset value of the Fund's Shares. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available. In pursuing the Fund's objectives, the Adviser seeks to identify situations in which the rating agencies have not fully perceived the value of the security.

         Investment in high yield securities by the Fund may result in greater net asset value fluctuation than if the Fund did not make such investments.

                               OFFERING OF SHARES

         Class B Shares. During the Initial Offering Period, the Fund will offer Class B shares at a price of $2.00 per share. Thereafter, the Fund intends to engage in a continuous public offering of its Class B shares at net asset value. Class B shares are not subject to a front-end sales charge, but incur a declining contingent deferred sales charge ("CDSC") if the shares are repurchased by the Fund within four years of purchase. Specifically, if redeemed during the first year after purchase, the CDSC is 3.0%; if redeemed during the second year after purchase, the CDSC is 2.5%; if redeemed during the third year after purchase, the CDSC is 2.0%; if redeemed during the fourth year after purchase, the CDSC is 1.5%. Repurchases thereafter do not incur a CDSC.

         The CDSC will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for repurchases made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (d) for repurchases to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The CDSC will also be waived in connection with the following repurchases of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent or its affiliate: (a) repurchases to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) repurchases in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested the Fund), (c) repurchases in connection with distributions qualifying under the hardship provisions of the Code and (d) repurchases representing returns of excess contributions to such plans.

         The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor then submitted for repurchase, and the Fund accepted for repurchase, the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 2.5% ($250) because it was in the second year after the purchase was made.

         The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 1999 will be eligible for the second year's charge if redeemed on or after December 1, 2000. In the event no specific order is requested when shares subject to a CDSC are repurchased, the repurchase will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. The Distributor receives any CDSC directly.

         Distribution Arrangements. The Fund has entered into a Distribution Agreement with the Distributor, a form of which has been filed as an exhibit to the Registration Statement of which this Prospectus is a part. The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement. Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell shares of the Fund from time to time through the Distributor, which is the principal underwriter of the shares, and through certain broker-dealers and financial service firms which have entered into selected dealer agreements with the Distributor ("selected dealers"). The shares will be offered on a continuous basis at net asset value after the Initial Offering Period. Shareholders will have the option of submitting shares for repurchase quarterly, subject to the terms and conditions described below under "Repurchase Offers."

         Class B shares of the Fund are being offered during an initial period scheduled to end on May 25, 1999 on a best efforts basis through the Distributor and selected dealers, subject to the terms and conditions of the Distribution Agreement (the "Initial Offering Period"). The Initial Offering Period is subject to adjustment by agreement between the Fund and the Distributor.

         On the expiration of the Initial Offering Period, all subscriptions received by the selected dealers during the Initial Offering Period will be forwarded to the Fund and Class B shares will be issued. The Distributor will not accept subscriptions prior to the expiration of the Initial Offering Period. To the extent that investors make payment to the selected dealers prior to the expiration of the Initial Offering Period, the selected dealers may benefit from the temporary use of the funds.

         The Distribution Agreement provides that the Distributor will, subject to the terms and conditions thereof, purchase on the expiration of the Initial Offering Period, the shares for which it obtains purchase orders from investors and for which orders are accepted by the Fund. There is no assurance that any shares will be sold. The Fund and the Distributor reserve the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Fund reserves the right to refuse any order for shares in whole or in part.

         The Distributor will compensate selected dealers participating in the Initial Offering at a rate of 4.0% of the aggregate sales price of the shares purchased from the Fund by such selected dealer ("Sales Price"). After the Initial Offering Period, dealers will be compensated at a rate of 3.0% of the Sales Price.

         The Distributor may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of a group of persons designated by the Distributor in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

         In addition to the discounts or commissions described above, the Distributor will, during the Initial Offering Period and from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash compensation, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by the Distributor.

         After expiration of the Initial Offering Period, Class B shares may be purchased in a continuous offering through the selected dealers at the public offering price, which will be the net asset value next determined after receipt of an order by the Distributor.

         Settlements of sales of shares will normally occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further Prospectus supplement, the Distributor as underwriter will act as underwriter on a reasonable efforts basis.

         The Fund anticipates that from time to time certain of the selected dealers may act as brokers or dealers in connection with the execution of its portfolio transactions.

         In connection with the sale of the shares on behalf of the Fund, the Distributor may be deemed to be an underwriter within the meaning of the Securities Act of 1933.

         Shares may be purchased with a minimum investment of $1,000 (or $250 in the case of qualified plans or Individual Retirement Accounts). Additional Shares may be purchased for a minimum investment of $100 (or $50 in the case of qualified plans or Individual Retirement Accounts). Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

         Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. Delays may be experienced in the share repurchase procedure, described below, if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond value of 2% or more of the certificate value is normally required).

         Brokers, banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Brokers, banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

         Orders for the purchase of shares after the Initial Offering Period will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by the Distributor of the order accompanied by payment. However, orders received by selected dealers prior to the determination of net asset value and received in good order by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

         Selected dealers and other firms provide varying arrangements for their clients to purchase and submit to the Fund for repurchase the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and repurchase of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers or registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of the Distributor, may receive compensation from the Fund through the Shareholder Service Agent for these services. This Prospectus should be read in connection with such firms' materials regarding their fees and services.

         The Fund reserves the right to withdraw all or any part of the offering made by this Prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund normally are permitted to continue to purchase additional shares of the Fund and to have dividends reinvested.

         An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

         The Distributor is headquartered at 222 South Riverside Plaza, Chicago, IL 60606.

Distribution Expenses. Pursuant to the Distribution Agreement, the Distributor bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Distributor provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than existing shareholders. The Distributor bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and the Fund bears the expense of registering its shares with the SEC. The Distributor may enter into related selling group agreements with various broker-dealers, including affiliates of the Distributor, that provide distribution services to investors. The Distributor also may provide some of the distribution services.

        A distribution plan has been adopted for the Class B shares that comply with the terms of Rule 12b-1 under the 1940 Act (the "Plan"). The Plan provides for fees payable as an expense of the Class B shares, that are used by the Distributor to pay for distribution services for that class. The Plan is approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may, directly or indirectly, bear the expenses of distributing its shares. Although the Fund is not an open-end company, it has undertaken to comply with the terms of Rule 12b-1 pursuant to exemptive relief obtained under the 1940 Act.

        For its services under the Plan, the Distributor receives a fee from the Fund, payable monthly, at the annual rate of 0.__% of average daily net assets of the Fund attributable to the Class B shares. This fee is accrued daily as an expense of the Class B shares. The Distributor also receives any CDSC, as discussed above.

        Under the Plan, the Distributor may compensate various financial services firms ("firms") for sales of Fund shares and may pay other commissions, fees and concessions to such firms. The distribution fee compensates the Distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

        Among other things, the Plan provides that the Distributor will prepare reports for the Board of Trustees on a quarterly basis showing amounts paid to the various firms and such other information as the Board may reasonably request. The Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act, of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the Class B shares. Any material amendment to the Plan must be approved by vote of a majority of the Board of Trustees, and of the Qualified Board Members. An amendment to the Plan to increase materially the amount to be paid to the Distributor by the Fund for distribution services must be approved by a majority of the outstanding voting securities of the class of the Class B shares. While the Plan is in effect, the selection and nomination of Directors who are not "interest persons" of the Fund shall be committed to the discretion of the Trustees who are not themselves "interested persons" of the Fund.

        If the Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under the Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse the Distributor for its expenses incurred.

         Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and repurchases and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary repurchase by providing the Fund with a tax identification number during the 30-day notice period. Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

                              REPURCHASE OF SHARES

         In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make quarterly offers to repurchase a percentage of outstanding shares at net asset value ("Repurchase Offers"). The first Repurchase Offer will commence in August 1999. Because the Fund is a closed-end investment company, shareholders will not be able to redeem their shares on a daily basis.

         As explained in more detail below, each quarterly "Repurchase Request Deadline" will be the _____ business day in the months February, May, August and November. The Fund may determine the net asset value applicable to repurchases no later than 14th calendar day (or, if not a business day, the next business day) after the Repurchase Request Deadline (the "Pricing Date"). The Fund will distribute payment to shareholders on or before the "Repurchase Payment Deadline," which will be no later than 7 calendar days after Pricing Date. Shareholders will be sent notification of the each Repurchase Offer 21 to 42 days prior to the Repurchase Request Deadline with respect to such offer. It is unlikely that a secondary market for the Fund's shares will develop, and neither the Distributor nor the selected dealers will engage in any efforts to develop a secondary market.

         Repurchase Amount. Each quarter, the Fund's Board of Trustees will determine the percentage of shares to be repurchased ("Repurchase Amount"). The Repurchase Amount may vary from 5% and 25% of shares outstanding on the Repurchase Request Deadline.

         There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. In other words, if, in the aggregate, only one share is tendered in a given quarter, the Fund must repurchase it. However, there is a maximum Repurchase Amount, so shareholders should be aware of the risk that the Fund may not be able to repurchase all shares tendered in any given quarter. See "Oversubscribed Repurchase Offers; Pro Rata Allocation."

         Repurchase Requests. Shareholders will be sent a Notification of Repurchase Offer ("Notification") 21 to 42 days before the next Repurchase Request Deadline. The Notification will provide information about the Repurchase Offer, including the Repurchase Amount, the Repurchase Request Deadline, the manner of submitting a Repurchase Request, and the means by which shareholders may obtain the Fund's net asset value.

         Shareholders who wish to tender shares for repurchase must notify the Fund on or before the Repurchase Request Deadline in a manner designated by the Fund, as discussed below. THE REPURCHASE REQUEST DEADLINE IS A DEADLINE THAT WILL BE STRICTLY OBSERVED. Shareholders that fail to submit Repurchase Requests in good order by this deadline will be unable to liquidate shares until a subsequent repurchase offer.

         A shareholder may tender all or a portion of his or her holdings (although the Fund may not be able to repurchase the shareholder's entire tender if aggregate tenders exceed the Repurchase Amount (as discussed further below)). A shareholder may withdraw or change a Repurchase Request at any point before the Repurchase Request Deadline, but not after that date.

         For more information on repurchase requests, see "Repurchase of Shares" below.

         Determination of Repurchase Price. The Fund will establish the Repurchase Price at a share's net asset value normally as determined no later than 14 calendar days (or the next business day if the 14th calendar day is not a business day after the Repurchase Request Deadline (the "Pricing Date")). The Fund will compute net asset value daily (as described under "Net Asset Value" in the SAI), and shareholders may obtain daily net asset value by calling 800-621-1048.

         The Fund does not presently intend to deduct any repurchase fees from this amount (other than any applicable CDSC). However, in the future, the Board of Trustees may determine to charge a repurchase fee payable to the Fund reasonably to compensate it for its expenses directly related to the repurchase. These fees could be used to compensate the Fund for, among other things, its costs incurred in disposing of securities or in borrowing in order to make payment for repurchased shares. Any repurchase fee will not exceed two percent of the proceeds of the repurchase, unless permitted by applicable regulation, and will be charged to all repurchased shares on a pro rata basis. The Board may implement repurchase fees without a shareholder vote.

         Payment. The Fund expects to distribute payment no later than 7 calendar days after the Pricing Date. Repurchase proceeds will be paid by wire transfer or check.

         Contingent Deferred Sales Charge. Class B Shares are subject to a CDSC of 3.0% during the first year after purchase, 2.5% during the second year, 2.0% during the year, and 1.5% during the fourth year.

         Oversubscribed Repurchase Offers; Pro Rata Allocation. In any given quarter shareholders may tender a number of shares that exceeds the Repurchase Offer Amount (this Prospectus refers to this situation as an "Oversubscribed Repurchase Offer"). In the event of an Oversubscribed Repurchase Offer, the Fund may, but is not required to, repurchase additional shares up to a maximum aggregate of two percent of the shares outstanding on the Repurchase Request Deadline ("Additional Repurchase Amount"). If the Fund determines not to repurchase the Additional Repurchase Amount, or if shareholders tender an amount exceeding the Repurchase Offer Amount, the Fund will repurchase the shares tendered on a pro rata basis.

         In the event of an Oversubscribed Repurchase Offer, shareholders may be unable to liquidate some or all of their investment during that quarterly Repurchase Offer. A shareholder may have to wait until a later quarter to tender shares that the Fund is unable to repurchase, and would be subject to the risk of net asset value fluctuations during this time period.

         Adoption of Repurchase Policy. The Board has adopted a resolution setting forth the Fund's fundamental policy to conduct Repurchase Offers ("Repurchase Policy"). The Repurchase Policy may be changed only by a majority vote of the Fund's outstanding voting securities, as defined in the 1940 Act. The Repurchase Policy states that the Fund will make Repurchase Offers at periodic intervals of 3 months between Repurchase Request Deadlines, such Repurchase Request Deadlines to be the ___ business day in the months of February, May, August and November, that the Pricing Date will be no later than 14 calendar days after the Repurchase Request Deadline (or the next business day if the 14th calendar day is not a business day), and that the Repurchase Payment Deadline will not be later than 7 calendar days after the Pricing Date. Under the Repurchase Policy, the Repurchase Amount may be from 5% to 25% of the Fund's shares outstanding on the Repurchase Request Deadline. The Fund also may offer to repurchase its shares on a discretionary basis, not pursuant to its fundamental policy, not more frequently than once every two years, or more frequently if an exemption is obtained from this limitation.

         Liquidity Requirements. The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the Notification is sent to shareholders until the Repurchase Date. The Fund will ensure that a percentage of its net assets equal to at least 100 percent of the Repurchase Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

         The Board has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the Repurchase Policy and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

         The Fund intends to fund Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities. There is some risk that the need to sell Senior Loans to fund Repurchase Offers may affect the market for those Senior Loans. In turn, this could diminish the Fund's net asset value.

         Suspension or Postponement of a Repurchase Offer. The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:

(a)               if the Repurchase would cause the Fund to lose its status as a
                  regulated   investment  company  under  Subchapter  M  of  the
                  Internal Revenue Code;

(b) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

(c)               for  any  other  periods  that  the  Securities  and  Exchange
                  Commission   permits   by   order   for  the   protection   of
                  shareholders;

(d) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association (e.g., Nasdaq) and the Repurchase would cause the shares to lose that status; or

(e) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

         Consequences of Repurchase Offers. Although the Board believes that Repurchase Offers generally will be beneficial to the Fund's shareholders, repurchases will decrease the Fund's total assets and therefore have the possible effect of increasing the Fund's expense ratio. Furthermore, if the Fund borrows to finance repurchases, interest on that borrowing may reduce the Fund's net investment income. The Fund intends to offer new shares continuously after the expiration of the Initial Offering Period, which may alleviate these potential consequences, although there is no assurance that the Fund will be able to secure new investments.

         Repurchase Offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic Repurchase Offers at net asset value may not alleviate such a discount.

         General. The Fund will mail a Notification to shareholders of record in connection with each quarterly repurchase offer. Any shareholder may request that the Fund repurchase his or her shares pursuant to the terms and conditions described above. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Kemper Funds, Attention:
Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for repurchase. Repurchase requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The repurchase request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

         When the Fund is asked to repurchase shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of repurchase proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The repurchase of Class B shares within four years of purchase may be subject to a CDSC (see "Offering of Shares" above).

         Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent.

         Wire Transfer of Repurchase Proceeds. If the account holder has given authorization, proceeds of repurchases can be sent by federal wire transfer to a single previously designated account. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire repurchase minimum (including any CDSC). To change the designated account to receive wire repurchase proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer privilege. The Fund reserves the right to terminate or modify this privilege at any time.

                                SPECIAL FEATURES

         Exchanges. In conjunction with each quarterly repurchase, Class B shares of the Fund may be exchanged for the Class B shares of any of the following funds at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Plus Growth Fund, Kemper Value Series, Inc., Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper Small Cap Relative Value Fund, Kemper Dreman Financial Services Fund, Kemper Value Fund, Kemper Global Discovery Fund, Kemper Classic Growth Fund and Kemper High Yield Fund II ("Kemper Funds"). Class B shares of the Fund may be exchanged without a CDSC being imposed at the time of exchange. For purposes of calculating the CDSC that may be imposed upon the redemption of the Class B shares of a Kemper Fund received in exchange for Class B shares of the Fund, shares exchanged retain their original cost and purchase date, but the CDSC schedule of the Kemper Fund shares received in the exchange will be applicable. Accordingly, you may pay a higher CDSC upon redemption of Kemper Fund Class B shares received in an exchange than you would have if you had held the Class B shares of the Fund for the same period of time and then submitted those shares to the Fund for repurchase. You should consult the prospectus of the applicable Kemper Fund before exchanging into a Kemper Fund. Exchanges into the Fund from the Kemper Funds are not permitted.

         Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). Effective June 1, 1999, each Kemper Fund reserves the right to invoke the 15-Day Hold Policy for accounts of $1,000,000 or less if, in the investment manager's judgement, the exchange activity may have an adverse effect on the Kemper Fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund and, therefore, may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

         The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative net asset values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by repurchase of shares of the Fund held and purchase of shares of the Kemper Fund at net asset value of the Kemper Fund on the Repurchase Payment Date with the proceeds. A change by a shareholder from an exchange election to an election to receive repurchase proceeds in cash must be received by the Fund _________ business days before the Repurchase Payment Date. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Kemper Funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a designation on the Fund's quarterly repurchase request form. Any share certificates must be deposited prior to any exchange of such shares. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

         Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

         Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

         Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and the Distributor can establish investor accounts in any of the following types of retirement plans:

              Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

              403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

              Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

         Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisers before establishing a retirement plan.

         Individual Retirement Accounts. One of the tax-deferred retirement plan accounts that may hold Fund shares is an individual retirement account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and education IRAs. With a traditional IRA, an individual may to make a contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2. The contribution will be fully deductible if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. If an individual is (or has a spouse who is) an active participant in an employer-sponsored retirement plan, the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (or, if married filing jointly, the couple's) adjusted gross income for the year. Even if an individual's contributions to an IRA for a taxable year are not deductible, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. A higher-earning spouse also may contribute up to $2,000 per year to the lower-earning spouse's own IRA, whether or not the lower-earning spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least equal to the combined amount of the spouses' IRA contributions for the year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan, may be rolled over into a traditional IRA, also. Of course, withdrawals with respect to investments in the Fund may only be effected pursuant to the Fund's quarterly repurchase feature.

         With a Roth IRA, an individual may make only nondeductible contributions; contributions can be made of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year, but only if the individual's adjusted gross income for the year is less than $95,000 or, if married filing jointly, the couple's adjust gross income is less than $150,000 The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made for 1998, which may be included in taxable income over a four year period.

         An education IRA provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in an education IRA may be used to pay for qualified higher education expenses at an eligible (postsecondary) educational institution. An individual may contribute to an education IRA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $500 per year.
Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to an education IRA of a qualified family member) will not be taxable. Other withdrawals will be subject to tax.

         In addition, there are special IRA programs available for employers under which an employer may establish IRA accounts for its employees in lieu of establishing more complicated retirement plans, such as qualified profit sharing or 401(k) plans. Known as SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE IRAs, they permit employers to maintain a retirement program for their employees without being subject to a number of the recordkeeping and testing requirements applicable to qualified plans.


         Qualified Retirement Plans. Fund shares also may be held in profit sharing, money purchase pension, and 401(k) plan accounts. An employer, whether a corporation, partnership or other kind of business entity, generally may maintain one or more qualified retirement plans for its employees. These plans, which are qualified plans under Code Section 401(a), are subject to numerous rules relating to such matters as the maximum contribution that can be allocated to participant's accounts, nondiscrimination, and distributions from the plan, as well as being subject in many cases to the fiduciary duty and other provisions of the Employee Retirement Income Securities Act of 1974, as amended. Businesses considering adopting a qualified retirement plan are encouraged to seek competent professional advice before adopting one of these plans.

         403(b) Plan Accounts. Fund shares also may be purchased as an investment for Code Section 403(b)(7) custodial accounts. In general, employees of tax-exempt organizations described in Code Section 501(c)(3) and of public school systems are eligible to participate in 403(b) accounts. These arrangements may permit employer contributions and/or employee salary reduction contributions, and are subject to rules relating to such matters as the maximum contribution than can be made to a participant's account, nondiscrimination, and distributions from the account.

         General Information. Information regarding the establishment of IRAs or other retirement plans is available from the Shareholder Service Agent upon request. A retirement plan custodian may charge fees in connection with establishing and maintaining the plan. An investor should consult with a competent adviser for specific advice concerning his or her tax status and the possible benefits of establishing one or more retirement plan accounts. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

         The illiquid nature of the shares of the Fund may affect the nature and timing of distributions from tax sheltered retirement plans, including the ability to meet minimum distribution requirements, and may affect the ability of participants in such plans to rollover assets to other tax sheltered retirement plans.

         Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

                             DESCRIPTION OF THE FUND

         The Fund was organized as a Massachusetts business trust on March 23, 1999, and is registered with the Commission as a continuously-offered, non-diversified, closed-end management investment company that makes quarterly repurchase offers for its securities, subject to certain conditions. The Fund's Declaration of Trust, a copy of which is on file in the office of the Secretary of State of the State of Massachusetts, authorizes the issuance of an unlimited number of shares of beneficial interest without par value. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest and any establish separate series of shares, all without shareholder vote.

         Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

         Dividends, Voting and Liquidation Rights

         Each common share of the Fund has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the common shares. Fund shares do not have cumulative voting rights and, as such, holders of more than 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any Trustees. The Fund does not intend to hold annual meetings of shareholders. The Fund may issue preferred shares, which may have preferences with respect to dividends and distributions, and which may have special voting rights, relative to the common shares.

         Status of Shares

         The Board of Trustees may classify or reclassify any issued or unissued shares of the Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         The following table sets forth information about the Fund's Class B shares, as of the date of this Prospectus. As of that date Class B shares are the only shares authorized by the Fund.

------------------------------- ---------------------------- ---------------------------- ----------------------------
             (1)                            (2)                          (3)                          (4)
                                                                                              Amount Outstanding
                                                              Amount Held By Registrant          Exclusive of
                                                                 or for its Account              Amount Shown
        Title of Class               Amount Authorized                                             Under (3)
------------------------------- ---------------------------- ---------------------------- ----------------------------
           Class B                     _____ Shares                     None                     _____ Shares*
------------------------------- ---------------------------- ---------------------------- ----------------------------

         * Held by _____________.

         Fundamental and Non-Fundamental Policies of the Fund

         Certain policies of the Fund specified herein as "fundamental" and the investment restrictions of the Fund described in the SAI are fundamental policies of the Fund and may not be changed without a "Majority Vote" of the shareholders of the Fund. The term "Majority Vote" means the affirmative vote of
(a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. All other policies of the Fund may be modified by resolution of the Board of Trustees of the Fund.

         Anti-Takeover Provisions In The Declaration Of Trust.

         The Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees by discouraging a third party from seeking to obtain control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving holders of shares of an opportunity to sell their shares at a premium over prevailing market prices.

         The Declaration of Trust requires the favorable vote of the holders of at least two-thirds of the outstanding common shares of beneficial interest of the Fund then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of the common shares (a "Principal Shareholder") and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding common shares of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

         A Trustee may be removed from office without cause by a written instrument signed by at least two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of the Fund's common shares of beneficial interest.

         Conversion of the fund from a "closed-end company" to an "open-end company" under the 1940 Act will require the vote of the holders of two-thirds of each class of common shares outstanding. However, if such conversion is unanimously recommended by the Trustees, the vote of the holders of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), will be sufficient to authorize conversion.

         Such votes by the holders of the Fund's common shares will be in addition to any other vote required by law or pursuant to the terms of any preferred shares of the Fund that may be issued and outstanding. The Fund does not currently have any issued and outstanding shares of preferred stock.

         The Board of Trustees has determined that the voting requirements described above, which, in some cases, are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Adviser

         The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established Fund's Board of
Trustees. The Trustees have overall responsibility for the Fund under Massachusetts law.

         Under the Investment Management Agreement with the Adviser, dated March 31, 1999, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with its organization and initial offering, which will recognized by the Fund and charged against the Fund's income in its first fiscal period; fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering and qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

         For its investment management services, the Fund pays the Adviser an investment management fee, payable monthly, at the annual rate, expressed as a percentage of average daily net assets, of:______________________________ __________________________________________________________________ of average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         The Adviser is headquartered at 345 Park Avenue, New York, New York.

         Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. ("Scudder"), is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, the Adviser's predecessor entered into an agreement with Zurich acquired a majority interest in Scudder, and Zurich made its subsidiary Zurich Kemper Investments, Inc., a part of the predecessor organization. The predecessor's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group").

         On September 7, 1998, the financial services businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T. Industries p.l.c. ("B.A.T.") formed a new global insurance and financial services group known as Zurich Financial Services. By way of a dual holding company structure, current Zurich shareholders own approximately 57% of the new organization, with the balance owned by B.A.T's shareholders.

         Portfolio Management. The Fund's portfolio is managed by a portfolio management team consisting of a Jonathan Trutter and Mark Wittnebel. Mr. Trutter is a Senior Vice President and director of the Bank Loan Department of the Adviser and has been with the Adviser since 1989. Mr. Wittnebel is a Senior Vice President in the Bank Loan Department of the Adviser and has been with the Adviser since 1989. Messrs. Trutter and Wittnebel have been co-managers of the Fund since its inception.

         Custodian,   Transfer   Agent,   Shareholder   Service  Agent  Dividend
Disbursing Agent and Registrar

         The Fund's securities and cash are held under a custodian agreement by State Street Bank and Trust Company, whose principal place of business is 225 Franklin Street, Boston, Massachusetts 02110. Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as transfer agent, registrar and dividend disbursing agent for the Fund's shares. KSvC also serves as Shareholder Service Agent for the Fund.

         Fund  Accounting  Agent.  Scudder  Fund  Accounting  Corporation,   Two
International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund.

         Administrative Services. The Distributor provides information and administrative services for shareholders of the Fund pursuant to an administrative services agreement with the Fund (the "administrative agreement"). The Distributor may enter into related arrangements with broker-dealer firms or other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and repurchase transactions, answering routine inquiries regarding the Fund and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. The Distributor bears all of its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, the Fund pays the Distributor a fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of the Fund. The Distributor then pays each firm a service fee at an annual rate of up to 0.25% of net assets of the Fund maintained and serviced by the firm.
Firms to which service fees are paid may include affiliates of the Distributor.

         The Distributor also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to the Distributor is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that the Distributor will pay all of the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. In addition, the Distributor may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

         Year 2000 Readiness. Like other investment companies and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to address successfully the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.

                          DIVIDENDS AND DISTRIBUTIONS

         Distribution Policy. The Fund's present policy is to declare daily and pay monthly distributions to holders of Class B shares of substantially all net investment income of the Fund. Net investment income of the Fund consists of all interest income, fee income, other ordinary income earned by the Fund on its portfolio assets and net short-term capital gains, less all expenses of the Fund. Expenses of the Fund are accrued each day. Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary.

         Income dividends may be distributed in cash or reinvested in additional full and fractional shares pursuant to the Fund's Dividend Reinvestment Program discussed below. Shareholders receive statements on a periodic basis reflecting any distributions credited or paid to their account. Income dividends are calculated monthly under guidelines approved by the Trustees. Each dividend is payable to Shareholders of record at the time of declaration. Any fees or commissions paid to facilitate the sale of portfolio Senior Loans in connection with quarterly tender offers or other portfolio transactions may reduce the dividend yield. The Fund may make one or more annual payments from any net realized capital gains, if any.

         Dividend Reinvestment. The Fund's Dividend Reinvestment Program (the "Program") allows participating Shareholders to reinvest all dividends and capital gain distributions in additional shares of the Fund. Shares purchased by participants in the Program in connection with the reinvestment of dividends will be issued by the Fund at net asset value. Generally for Federal income tax purposes, shareholders receiving additional shares under the Program will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the Program. All distributions to Shareholders whose Shares are registered in their own names automatically will be paid in shares, unless the Shareholder elects to receive the distributions in cash. Shareholders may elect to receive dividends and capital gain distributions in cash by notifying KSvC, as Program Agent. Additional information about the Program may be obtained from KSvC at 1-800-641-1048. If your shares are registered in the name of a broker-dealer or other nominee (an "intermediary"), you must contact the intermediary regarding its status under the Program, including whether the intermediary will participate in the program on your behalf.

         Dividend Diversification. A shareholder also may, upon written request by completing the appropriate section of the application form or by calling 1-800-641-1048, elect to have all dividends and other distributions paid on shares invested into shares of certain mutual funds advised by the Adviser or its affiliates, so long as a pre-existing account for such shares exists for the shareholder. A shareholder may call the phone numbers shown above to obtain a list of the mutual funds available and to request current prospectuses.

         If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the distribution payment date.

                                  TAX MATTERS

         The Fund intends to operate as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To do so, the Fund must meet certain income, distribution and diversification requirements. In any fiscal year in which the Fund so qualifies and distributes to Shareholders substantially all of its net investment income and net capital gains, the Fund itself is generally relieved of any federal income or excise tax.

         All dividends and capital gains distributed to Shareholders are taxable whether they are reinvested or received in cash, unless the Shareholder is exempt from taxation or entitled to tax deferral. Dividends paid out of the Fund's investment company taxable income (including interest, dividends, if any, and net short-term capital gains) will be taxable to Shareholders as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long a Shareholder has held the Fund's Shares, and will generally be subject to a maximum federal tax rate of 20%. Early each year, Shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by Shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         If a Shareholder sells or otherwise disposes of his or her Shares of the Fund, he or she may realize a capital gain or loss which will be long-term or short-term, generally depending on the holding period for the Shares.

         If a Shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the Shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or repurchases (including exchange repurchases). Amounts withheld are applied to federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from ordinary income dividends paid to certain nonresident alien and other non-U.S. shareholder accounts.

         This is a brief summary of some of the federal income tax laws that affect an investment in the Fund. Please see the SAI and a tax adviser for further information.

                             PERFORMANCE INFORMATION

         From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information may include a distribution rate and an average compounded distribution rate of the Fund for specified periods of time. Such information may also include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Business Week, Forbes or other industry publications.

         The Fund's distribution rate generally is determined on a monthly basis with respect to the immediately preceding monthly distribution period. The distribution rate is computed by first annualizing the Fund's distributions per Share during such a monthly distribution period and dividing the annualized distribution by the Fund's maximum offering price per Share on the last day of such period. The Fund calculates the compounded distribution rate by adding one to the monthly distribution rate, raising the sum to the power of 12 and subtracting one from the product. In circumstances in which the Fund believes that, as a result of decreases in market rates of interest, its expected monthly distributions may be less than the distributions with respect to the immediately preceding monthly distribution period, the Fund reserves the right to calculate the distribution rate on the basis of a period of less than one month.

         When utilized by the Fund, distribution rate and compounded distribution rate figures are based on historical performance and are not intended to indicate future performance. Distribution rate, compounded distribution rate and net asset value per share can be expected to fluctuate over time.

         The following table is intended to provide investors with a comparison of short-term money market rates. This comparison should not be considered a representation of future money market rates, nor what an investment in the Fund may earn or what an investor's yield or total return may be in the future. These comparisons may be used in advertisements and information furnished to present or prospective shareholders.

         [To be provided]

                                  LEGAL MATTERS

         The validity of the Shares offered hereby will be passed on for the Fund by Dechert Price & Rhoads, Washington, D.C., counsel to the Fund.

                             REGISTRATION STATEMENT

         The Fund has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act, relating to the Shares offered hereby. For further information with respect to the Fund and its Common Shares, reference is made to such Registration Statement and the exhibits filed with it.

                               SHAREHOLDER REPORTS

         The Fund issues reports to its shareholders semi-annually that include financial information.

                              FINANCIAL STATEMENTS

         The Fund will furnish without charge, when available, copies of its Annual Report and any subsequent Semi-Annual Report to Shareholders upon request to the Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, toll-free 1-800-621-1048.

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     Page
Additional Information about Investments and Investment Techniques........
Investment Restrictions...................................................
Trustees and Officers.....................................................
Investment Management and Other Services..................................
Portfolio Transactions....................................................
Net Asset Value...........................................................
Shareholder Investment Program............................................
Tax Matters...............................................................
Advertising and Performance Data..........................................
Financial Statements......................................................

                   Shares of Beneficial Interest                 Kemper Funds
                     KEMPER FLOATING RATE FUND

                      40 North Central Avenue
                     222 South Riverside Plaza
                          Chicago, Illinois
                           (800) ___-____

-------------------------------------------------------------------------------
FUND ADVISERS AND AGENTS
-------------------------------------------------------------------------------


ADVISER                                          DISTRIBUTOR
Scudder Kemper Investments, Inc.                 Kemper Distributors, Inc.
345 Park Avenue                                  222 South Riverside Plaza
New York, New York  10154                        Chicago, IL  60606

ADMINISTRATIVE SERVICE PROVIDER                  TRANSFER AGENT
Kemper Distributors, Inc.                        Kemper Service Company
222 South Riverside Plaza                        811 Main Street
Chicago, IL  60606                               Kansas City, Missouri  64105

CUSTODIAN                                        LEGAL COUNSEL
State Street Bank and Trust Company              Dechert Price & Rhoads
225 Franklin Street                              1775 Eye Street, N.W.
Boston, Massachusetts  02110                     Washington, D.C. 20006

INDEPENDENT AUDITORS
[                                     ]

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offer to sell or the solicitation of any offer to buy any security other than the Shares offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of any offer to buy the Shares by anyone in any jurisdiction in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any such person to whom it is unlawful to make such offer or solicitation. Neither the delivery of this Prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information contained herein is correct as of any time subsequent to the date hereof. However, if any material change occurs while this Prospectus is required by law to be delivered, this Prospectus will be amended or supplemented accordingly.

                                   PROSPECTUS
                                ___________, 1999

                               [KEMPER FUND LOGO]

                              SUBJECT TO COMPLETION

                              Dated March 23, 1999

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation or offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                            KEMPER FLOATING RATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 1999.


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated ___________, 1999. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling 1-800-621-1048. This Statement of Additional Information incorporates by reference the entire Prospectus.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION...........................................................3


INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES..............................3


REPURCHASE OFFER FUNDAMENTAL POLICY...........................................4


ADDITIONAL INFORMATION ABOUT INVESTMENTS AND INVESTMENT TECHNIQUES............5


MANAGEMENT...................................................................13


PORTFOLIO TRANSACTIONS.......................................................21


LIQUIDITY REQUIREMENTS.......................................................23


NET ASSET VALUE..............................................................24


TAXATION.....................................................................25


FINANCIAL STATEMENTS.........................................................32

                               GENERAL INFORMATION

         Kemper Floating Rate Fund (the "Fund") is a newly organized, closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), that continuously offers its shares to the public. The Fund will conduct quarterly repurchase offers for its shares. The Fund's investment manager is Scudder Kemper Investments, Inc. (the "Adviser"). The Fund's primary investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Fund's principal office is located at 222 South Riverside Plaza, Chicago, Illinois 60606.

         Capitalized   terms  not  defined  in  this   Statement  of  Additional
Information have the same meaning as that set forth in the Prospectus.


                           INVESTMENT RESTRICTIONS AND
                              FUNDAMENTAL POLICIES

         The following fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. In accordance with the requirements of the Investment Company Act a "majority of the Fund's outstanding voting securities" means the lesser of either: (a) the vote of 67 percent or more of the voting securities present at the annual or a special meeting of the Fund's shareholders, if the holders of more than 50 percent of the Fund's outstanding voting securities are present or represented by proxy; or (b) the vote of more than 50 percent of the Fund's outstanding voting securities.

         The Fund may not, as a fundamental policy:

1. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Make loans except as permitted under the 1940 Act, as amended and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may (i) acquire Senior Loans, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investment secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate as acquired as a result of the Fund's ownership of securities.

6. Purchase physical commodities or contracts relating to physical commodities.

7. Engage in the business of underwriting securities issued by others, to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

         The Fund has adopted the following nonfundamental investment policies which may be changed by the Fund's Board of Trustees without shareholder approval. As a matter of nonfundamental policy, the Fund may not:

1. Invest for the purpose of exercising control over management of any company.

2. Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies, in compliance with the 1940 Act.

3. Purchase securities on margin or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

4. Mortgage, pledge, or hypothecate any assets except in connection with borrowings in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing; provided that the Fund may enter into futures contracts and related options. Optioned securities are not considered to be pledged for purposes of this limitation.

5.            Invest in oil, gas or mineral exploration or development programs.

         Notwithstanding the Fund's investment policies and restrictions, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective policies and restrictions as the Fund. This could allow creation of a "master/feeder" structure in the future, although the Fund has no current intention to restructure in this manner.

         If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                       REPURCHASE OFFER FUNDAMENTAL POLICY

         The Board of Trustees has adopted a resolution setting forth the Fund's fundamental policy that it will conduct quarterly Repurchase offers (the "Repurchase Offer Fundamental Policy").

         The Repurchase Offer Fundamental Policy sets the interval between each Repurchase Offer at three months and provides that the Fund shall conduct a Repurchase Offer each quarter (unless suspended in accordance with regulatory requirements). The Repurchase Request Deadline will be the ____ business day of February, May, August and November. The Repurchase Offer Fundamental Policy also provides that the Pricing Date shall occur not later than 14 calendar days after the Repurchase Request Deadline (or, if not a business day, the first business day after the 14th calendar day) and that the Repurchase Payment Date shall occur not later than 7 calendar days after the Pricing Date.

         The Repurchase Offer Fundamental Policy may be changed by a majority of the Fund's outstanding voting securities. In accordance with the requirements of the Investment Company Act a "majority of the Fund's outstanding voting securities " means the lesser of either: (a) the vote of 67 percent or more of the voting securities present at the annual or a special meeting of the Fund's shareholders, if the holders of more than 50 percent of the Fund's outstanding voting securities are present or represented by proxy; or (b) the vote of more than 50 percent of the Fund's outstanding voting securities.

                    ADDITIONAL INFORMATION ABOUT INVESTMENTS
                            AND INVESTMENT TECHNIQUES

         Some of the different types of securities in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the Prospectus under "Investment Objective and Policies." Additional information concerning certain of the Fund's investments and investment techniques is set forth below.

Equity Securities

         In connection with its purchase or holding of interests in Senior Loans, the Fund may acquire (and subsequently sell) equity securities or exercise warrants that it receives. The Fund will acquire such interests only as an incident to the intended purchase or ownership of Senior Loans or if, in connection with a reorganization of a borrower, the Fund receives an equity interest in a reorganized corporation or other form of business entity or warrants to acquire such an equity interest. The Fund normally will not hold more than 20% of its total assets in equity securities. Equity securities will not be treated as Senior Loans; therefore, an investment in such securities will not count toward the 80% of the Fund's net assets that normally will be invested in Senior Loans. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

Lease Participations

         The credit quality standards and general requirements that the Fund applies to Lease Participations including collateral quality, the credit quality of the borrower and the likelihood of payback are substantially the same as those applied to conventional Senior Loans. A Lease Participation is also required to have a floating interest rate that is indexed to the federal funds rate, LIBOR, or Prime Rate in order to be eligible for investment.

         The Office of the Comptroller of the Currency has established regulations which set forth circumstances under which national banks may engage in lease financings. Among other things, the regulation requires that a lease be a net-full payout lease representing the noncancelable obligation of the lessee, and that the bank make certain determinations with respect to any estimated residual value of leased property relied upon by the bank to yield a full return on the lease. The Fund may invest in lease financings only if the Lease Participation meets these banking law requirements.

Repurchase Agreements

         In general, the Fund does not engage, nor does it intend to engage in the foreseeable future, in repurchase agreements. The Fund has the ability, however, pursuant to its investment objective and policies, to enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System, member firms of the New York Stock Exchange ("NYSE") or other entities determined by the Adviser to be creditworthy. When participating in repurchase agreements, the Fund buys securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price at a later date. The Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase. Under the Investment Company Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the seller. In evaluating whether to enter into a repurchase agreement, the Adviser will consider carefully the creditworthiness of the vendor. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund to enforce the terms of the repurchase agreement is unsettled. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser will monitor the value of the collateral. No specific limitation exists as to the percentage of the Fund's assets which may be used to participate in repurchase agreements.

Reverse Repurchase Agreements

         In general, the Fund does not engage, nor does it intend to engage in the foreseeable future, in reverse repurchase agreements. The Fund has the ability, however, pursuant to its investment objective and policies, to enter into reverse repurchase agreements. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser to sell the security back to the Fund at an agreed upon price on an agreed upon date. Reverse repurchase agreements will be considered borrowings by the Fund and as such are subject to the restrictions on borrowing. Borrowings by the Fund create an opportunity for greater total return, but at the same time, increase exposure to capital risk. The Fund will maintain in a segregated account with its custodian cash or liquid high grade portfolio securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund will receive payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the Commission require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund's books and records pending repurchase. Reverse repurchase agreements may involve certain risks in the event of default or insolvency of the other party, including possible loss from delays or restrictions upon the Fund's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.

Lending Senior Loans and Other Portfolio Instruments

         To generate additional income, the Fund may lend its portfolio securities, including an interest in a Senior Loan, in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Adviser. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

         The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission. The lending of financial instruments is a common practice in the securities industry. The loans are required to be secured continuously by collateral, consistent with the requirements of the Investment Company Act discussed below, maintained on a current basis at an amount at least equal to the market value of the portfolio instruments loaned. The Fund has the right to call a Senior Loan and obtain the portfolio instruments loaned at any time on such notice as specified in the transaction documents. For the duration of the Senior Loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the portfolio instruments loaned and may also receive compensation for the loan of the financial instrument. Any gain or loss in the market price of the instruments loaned that may occur during the term of the Senior Loan will be for the account of the Fund.

         The Fund may lend its portfolio instruments so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the instruments loaned, (b) the borrowers add to such collateral whenever the price of the instruments loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned instruments and any increase in their market value. The Fund may lend its portfolio instruments to member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser to be creditworthy. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to the lending of portfolio instruments.

         The Fund may pay reasonable negotiated fees in connection with loaned instruments. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the Fund will retain the right to call the loan and vote the securities. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could materially and adversely affect the Fund's rights as a creditor. However, the loans will be made only to firms deemed by the Adviser to be of good financial standing and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk.

Interest Rate Hedging Transactions

         The Fund may, pursuant to its investment objectives and policies, to engage in certain hedging transactions including interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund may undertake these transactions primarily for the following reasons: to preserve a return on or value of a particular investment or portion of the Fund's portfolio, to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments which the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging techniques described below.

         Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments on a specified dollar amount referred to as the "notional" principal amount for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio that has an interest rate redetermination period of one year. The Fund could exchange its right to receive fixed income payments for one year from a borrower for the right to receive payments under an obligation that readjusts monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund or to the extent the purchase of swaps, caps or floors would be inconsistent with the Fund's other investment restrictions.

         The Fund will not treat swaps covered in accordance with applicable regulatory guidance as senior securities. The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could materially and adversely affect the Fund's rights as a creditor.

         The swap, cap and floor market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, this market has become relatively liquid. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on the Adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

Borrowing

         Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has at the time of the declaration of any such dividend or distribution or at the time of any such purchase an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

Originating Senior Loans

         Although the Fund does not act, nor does it intend to act in the foreseeable future, as an "agent" in originating and administering a loan on behalf of all lenders or as one of a group of "co-agents" in originating Senior Loans, it does have the ability to do so. Senior Loans are typically arranged through private negotiations between a borrower and several financial institutions ("lenders") represented in each case by one or more such lenders acting as agent of the several lenders. On behalf of the several lenders, the agent, which is frequently the entity that originates the Senior Loan and invites the other parties to join the lending syndicate, will be primarily responsible for negotiating the Senior Loan agreements that establish the relative terms, conditions and rights of the borrower and the several lenders. The co-agents, on the other hand, are not responsible for administration of a Senior Loan, but are part of the initial group of lenders that commit to providing funding for a Senior Loan. In large transactions, it is common to have several agents; however, one such agent typically has primary responsibility for documentation and administration of the Senior Loan. The agent is required to administer and manage the Senior Loan and to service or monitor the collateral. The agent is also responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower's financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the Senior Loan.

         Lenders generally rely on the agent to collect their portion of the payments on the Senior Loan and to use appropriate creditor remedies against the borrower. Typically under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the Senior Loan and other fees paid on a continuing basis.
The precise duties and rights of an agent are defined in the loan agreement.

         When the Fund is an agent, it has, as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the Senior Loan to the lenders, if any, assumes all risks associated with the Senior Loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan, which percentage varies depending on the relevant loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

         Pursuant to the terms of a loan agreement, the Fund as agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a Senior Loan is generally responsible for performing their own credit analysis and their own investigation of the financial condition of the borrower. Generally, loan agreements will hold the Fund liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower's default on a loan, the loan agreements provide that the lenders do not have recourse against the Fund for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.

         Acting in the capacity of an agent in a Senior Loan may subject the Fund to certain risks in addition to those associated with the Fund's current role as a lender. An agent is charged with the above described duties and responsibilities to lenders and borrowers subject to the terms of the loan agreement. Failure to adequately discharge such responsibilities in accordance with the standard of care set forth in the loan agreement may expose the Fund to liability for breach of contract. If a relationship of Fund is found between the agent and the lenders, the agent will be held to a higher standard of conduct in administering the loan. In consideration of such risks, the Fund will invest no more than [10%] of its total assets in Senior Loans in which it acts as agent or co-agent and the size of any individual loan will not exceed [5%] of the Fund's total assets.

Additional Information on Senior Loans

         Senior Loans are direct obligations of corporations or other business entities and are arranged by banks or other commercial lending institutions and made generally to finance internal growth, mergers, acquisitions, stock repurchases, and leveraged buyouts. Senior Loans usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow, restrictions on dividend payments and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of a covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the outstanding Senior Loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the Senior Loan in an order of maturity described in the loan documents. Under certain interests in Senior Loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund intends to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.

         In a typical interest in a Senior Loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. The Fund normally looks to the agent to collect and distribute principal of and interest on a Senior Loan. Furthermore, the Fund looks to the agent to use normal credit remedies, such as to foreclose on collateral; monitor credit loan covenants; and notify the lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. At times the Fund may also negotiate with the agent regarding the agent's exercise of credit remedies under a Senior Loan. The agent is compensated for these services by the borrower as is set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the Senior Loan and/or an ongoing fee or other amount.

         The loan agreement in connection with Senior Loans sets forth the standard of care to be exercised by the agents on behalf of the lenders and usually provides for the termination of the agent's agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.

         The Fund believes that the principal credit risk associated with acquiring Senior Loans from another lender is the credit risk associated with the borrower of the underlying Senior Loan. The Fund may incur additional credit risk, however, when the Fund acquires a participation in a Senior Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Senior Loan was acquired. However, in acquiring Senior Loans, the Fund conducts an analysis and evaluation of the financial condition of each such lender. In this regard, if the lenders have a long-term debt rating, the long-term debt of all such Participants is rated BBB or better by Standard & Poor's Ratings Services or Baa or better by Moody's Investors Service, Inc., or has received a comparable rating by another nationally recognized rating service. In the absence of rated long-term debt, the lenders or, with respect to a bank, the holding company of such lenders have commercial paper outstanding which is rated at least A-1 by Standard & Poor's Ratings Services or P-1 by Moody's Investors Service, Inc. In the absence of such rated long-term debt or rated commercial paper by a bank, the Fund may acquire participations in Senior Loans from lenders whose long-term debt and commercial paper is of comparable quality to the foregoing rating standards as determined by the Manager under the supervision of the Trustees. The Fund also diversifies its portfolio with respect to lenders from which the Fund acquires Senior Loans. See "Investment Restrictions."

         Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests comprising the Fund's portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty. The Fund generally holds Senior Loans to maturity unless it has become necessary to sell them to satisfy any shareholder tender offers or to adjust the Fund's portfolio in accordance with the Adviser's view of current or expected economic or specific industry or borrower conditions.

         Senior Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on Senior Loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. This should, however, allow the Fund to reinvest in a new loan and recognize as income any unamortized loan fees. In many cases this will result in a new facility fee payable to the Fund.

         Because interest rates paid on these Senior Loans periodically fluctuate with the market, it is expected that the prepayment and a subsequent purchase of a new Senior Loan by the Fund will not have a material adverse impact on the yield of the portfolio. See "Portfolio Transactions."

         Under a Senior Loan, the borrower generally must pledge as collateral assets which may include one or more of the following: cash; accounts receivable; inventory; property, plant and equipment; both common and preferred stock in its subsidiaries, trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, a Senior Loan may be secured only by stock in a borrower or its affiliates. The market value of the assets serving as collateral will, at the time of investment, in the opinion of the Investment Manager, equal or exceed the principal amount of the Senior Loan. The valuations of these assets may be performed by an independent appraisal. If the agent becomes aware that the value of the collateral has declined, the agent may take action as it deems necessary for the protection of its own interests and the interests of the other lenders, including, for example, giving the borrower an opportunity to provide additional collateral or accelerating the loan. There is no assurance, however, that the borrower would provide additional collateral or that the liquidation of the existing collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated.

         The Fund may be required to pay and may receive various fees and commissions in the process of purchasing, selling and holding Senior Loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of transaction.

         In order to allow national banks to purchase shares of the Fund for their own accounts without limitation, the Fund invests only in obligations which are eligible for purchase by national banks for their own accounts pursuant to the provisions of paragraph seven of Section 24 of U.S. Code Title
12. National banks which are contemplating purchasing shares of the Fund for their own accounts should refer to Banking Circular 220, issued by the U.S. Comptroller of the Currency on November 21, 1986, for a description of certain considerations applicable to such purchases.

                                   MANAGEMENT

Investment Adviser

         Scudder Kemper Investments, Inc., the global investment management business of Zurich Financial Services Group, is one of the largest and most experienced investment management organization in the world, managing more than $280 billion in assets for institutional and corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals. Scudder Kemper investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies.

         Headquartered in Zurich, Switzerland, Zurich Financial Services Group is one of the global leaders in the financial services industry, providing its customers with the products and solutions in the area of financial protection and asset accumulation. The Group has four core businesses: non-life and life insurance, reinsurance and asset management.

         The Investment Management Agreement provides that the Adviser will provide portfolio management services, place portfolio transactions in accordance with policies expressed in the Fund's registration statement, pay the Fund's office rent, and render significant administrative services on behalf of the Fund (not otherwise provided by third parties) necessary for the Fund's operating as a closed-end investment company, including, but not limited to, preparing reports to and meeting materials for the Fund's Board and reports and notices to Fund shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring the performance of various third-party and affiliated service providers to the Fund (such as the Fund's transfer and pricing agents, fund accounting agent, custodian, accountants and others) and other persons in any capacity deemed necessary or desirable to Fund operations; preparing and making filings with the SEC and other regulatory and self-regulatory organizations, including but not limited to, preliminary and definitive proxy materials, post-effective amendments to the Registration Statement and semi-annual reports on Form N-SAR; overseeing the tabulation of proxies by the Fund's transfer agent; assisting in the preparation of filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns pursuant to Section 4982 of the Internal Revenue Code of 1986, as amended; providing assistance with investor and public relations matters; monitoring the valuation of portfolio securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, records and reports and any other information required under the Investment Company Act, to the extent such books, records and reports and other information are not maintained by the Fund's custodian or other agents of the Fund; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting issues that may arise with respect to the Fund's operations and consulting with the Fund's independent accountants, legal counsel and other agents as necessary in connection therewith; establishing and monitoring the Fund's operating expense budgets; reviewing the Fund's bills; processing the payment of bills that have been approved by an authorized person; assisting the Fund in determining the amount of dividends and distributions available to be paid by the Fund to its shareholders, preparing and arranging for the printing of dividend notices to shareholders, and providing the transfer and dividend paying agent, the custodian, and the accounting agent with such information as is required for such parties to effect the payment of dividends and distributions; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Fund's Board.

         Under the Investment Management Agreement, the Fund is responsible for other expenses, including organizational expenses (including out-of-pocket expenses, but not including the Adviser's overhead or employee costs); brokers' commissions or other costs of acquiring or disposing of any portfolio securities of the Fund; legal, auditing and accounting expenses; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; taxes and governmental fees; the fees and expenses of the Fund's transfer agent; expenses of preparing share certificates and any other expenses, including clerical expenses, of issuance, offering, distribution, sale, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of those Trustees who are not "interested persons" of the Fund (as defined in the Investment Company Act); the cost of printing and distributing reports, notices and dividends to current shareholders; and the fees and expenses of the Fund's custodians, subcustodians, accounting agent, dividend disbursing agents and registrars. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' and other meetings and its expenses incurred in connection with litigation and the legal obligation it may have to indemnify officers and Trustees of the Fund with respect thereto. The Fund is also responsible for the maintenance of books and records which are required to be maintained by the Fund's custodian or other agents of the Fund; telephone, telex, facsimile, postage and other communications expenses; any fees, dues and expenses incurred by the Fund in connection with membership in investment company trade organizations; expenses of printing and mailing prospectuses and statements of additional information of the Fund and supplements thereto to current shareholders; costs of stationery; fees payable to the Adviser and to any other Fund advisors or consultants; expenses relating to investor and public relations; interest charges, bond premiums and other insurance expense; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; and other expenses.

         The Adviser is responsible for the payment of the compensation and expenses of all Trustees, officers and executive employees of the Fund (including the Fund's share of payroll taxes) affiliated with the Adviser and making available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law. The Fund is responsible for the fees and expenses (specifically including travel expenses relating to Fund business) of Trustees not affiliated with the Adviser ("Non-Interested Trustees") Under the Investment Management Agreement, the Adviser also pays the Fund's share of payroll taxes. During the Fund's most recent fiscal year, no compensation, direct or otherwise (other than through fees paid to the Adviser, was paid or became payable by the Fund to any of its officers or Trustees who were affiliated with the Adviser.

         In return for the services provided by the Adviser as investment manager and the expenses it assumes under the Investment Management Agreement, the Fund pays the Adviser an management fee which is payable monthly, investment at the annual rate, expressed as a percentage of average daily net assets, of ___% average daily net assets in excess of $10 billion. The Adviser has voluntarily agreed to waive a minimum of ____% of its investment management fee through November 30, 1999.

         The Investment Management Agreement further provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under such agreement. The Investment Management Agreement also provides that purchase and sale opportunities, which are suitable for more than one client of the Adviser, will be allocated by the Adviser in an equitable manner. Lastly, the Investment Management Agreement contains a provision stating that it supersedes all prior agreements.

         The Investment Management Agreement may be terminated without penalty upon sixty (60) days' written notice by either party. The Fund may agree to terminate its Investment Management Agreement either by the vote of a majority of the outstanding voting securities of the Fund, or by a vote of the Board. The Investment Management Agreement may also be terminated at any time without penalty by the vote of a majority of the outstanding voting securities of the Fund or by a vote of the Board if a court establishes that the Adviser or any of its officers or directors has taken any action resulting in a breach of the Adviser's covenants under the Investment Management Agreement. As stated above, the Investment Management Agreement automatically terminates in the event of its assignment.

Fund Accounting Agent

         Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the net asset value for the fund, recording daily trading activity, and maintaining all accounting records related thereto. SFAC receives a fee for its services to the Fund at the annual rate of 0.025% of the first $150,000,000 of average daily net assets, 0.0075% of the next $850,000,000, and 0.0045% of the excess over $1 billion. This fee will increase by 1/3 for each additional class of shares the Fund establishes. The minimum monthly fee is $3,125. SFAC also charges $7.50 per month for each issue maintained by the Fund and a fee ranging from $5.00 to $25.00 per portfolio or derivatives transaction.

Distributor

         Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois, 60606, a subsidiary of the Adviser, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. The Distributor bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and the Distributor pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. The Distributor also pays for supplementary sales literature and advertising costs.

         The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by the Distributor upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the distribution agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act.

Administrative Services

         Administrative   services   are   provided   to  the   Fund   under  an
administrative services agreement ("administrative agreement") with the Distributor. The Distributor bears all its expenses of providing services pursuant to the administrative agreement between the Distributor and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays the Distributor an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund.

         The Distributor enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class B shares, the Distributor currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, the Distributor currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by the Distributor or the Fund. Firms to which service fees may be paid may include affiliates of the Distributor.

         The Distributor also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to the Distributor is based only upon Fund assets in accounts for which a firm provides administrative services listed on the Fund's records and it is intended that the Distributor will pay all the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to the Distributor on all Fund assets in the future. In addition, the Distributor may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

         Certain directors or officers of the Fund are also directors or officers of the Adviser or the Distributor, as indicated under "Officers and Trustees."

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian and maintains custody of all securities and cash held by the Fund.

Transfer Agent and Shareholder Service Agent

         Kemper Service Company ("KSvC"), a subsidiary of the Adviser, is the Fund's transfer agent and dividend-paying agent and, as such, generally serves as "Shareholder Service Agent" of the Fund.. KSvC receives as transfer agent the following: annual account fees of $14.00 ($23.00 for retirement accounts per account, per account plus set up charges, annual fees associated with the, an asset-based fee of 0.05% and out-of-pocket reimbursement. CDSC for Class B shares.

Trustees and Officers

         The Trustees and Executive Officers of the Fund and their principal occupations during the last five years are set forth below.

                                              Position with                  Principal Occupations During
 Name, Address and Age                           the Fund                        the Past Five Years
 ---------------------                           --------                ---------------------------
 James E. Akins                      Trustee                Consultant on International, Political and
 2904 Garfield Terrace, N.W.                                Economic Affairs; formerly a career United
 Washington, DC 20008                                       States Foreign Service Officer, Energy Advisor
 Date of birth: 10/15/26                                    for the White House, and United States
                                                            Ambassador to Saudi Arabia.




Arthur R. Gottschalk                Trustee                Retired; formerly, President, Illinois
10642 Brookridge Drive                                     Manufacturers Association; Trustee, Illinois
Frankfort, IL                                              Masonic Medical Center; formerly, Illinois
Date of birth: 2/13/25                                     State Senator; formerly, Vice President, The
                                                           Reuben H. Donnelly Corporation.

*Daniel Pierce                      Trustee                Chairman of the Board and Managing Director,
Two International Place             Chairman of the        Scudder Kemper Investments; Director, Fiduciary
Boston, MA 02110                    Board                  Fund Company; Director, Fiduciary Company
Date of birth: 3/18/34                                     Incorporated; formerly, attorney.

*Thomas W. Littauer                 Trustee                 Managing Director, Scudder Kemper Investments,
Two International Place             Vice President         Inc.; formerly, Head of Broker Dealer Division
Boston, MA 02110                                           of an unaffiliated investment management firm
Date of birth: 4/26/55                                     during 1997; prior thereto, President of Client
                                                           Management Services   of an affiliated investment
                                                           management firm from 1991 to 1996.


Frederick T. Kelsey                Trustee                 Retired; formerly, consultant to Goldman, Sachs
4010 Arbor Lane                                            & Co.; formerly, President, Treasurer and
Unit 102                                                   Trustee of Institutional Liquid Assets and its
Northfield, IL 60093                                       affiliated mutual funds; Trustee of the
Date of birth: 4/25/27                                     Northern Institutional Funds; formerly Trustee
                                                           of the Pilot Funds.

Fred B. Renwick                    Trustee                 Professor of finance, New York University,
3 Hanover Square                                           Stern School of Business; Director, the
Suite 20H                                                  Wartburg Home Foundation; Chairman, Investment
New York, NY 10004                                         Committee of Morehouse College Board of
Date of birth: 2/1/30                                      Trustees; Director, American Bible Society
                                                           Investment Committee; formerly, member of the
                                                           Investment Committee of Atlanta University
                                                           Board of Trustees; formerly, Director of Board
                                                           of Pensions Evangelical Lutheran Church of
                                                           America.

John G. Weithers                   Trustee                 Retired; formerly, Chairman of the Board and
311 Springlake                                             Chief Executive Officer, Chicago Stock
Hinsdale, IL 60521                                         Exchange; Director, Federal Life Insurance
Date of birth: 8/8/33                                      Company; President of the Members of the
                                                           Corporation and Trustee, DePaul University.
Mark S. Casady                     President               Managing Director, Scudder Kemper Investments, Inc.
Two International Place
Boston, MA 02110
Date of birth: 9/21/60

Philip J. Collora                   Vice President         Senior Vice President,
222 South Riverside Plaza           and Secretary          Scudder Kemper Investments, Inc.
Chicago, IL  60606
Date of birth: 11/15/45

John R. Hebble                      Treasurer              Senior Vice President, Scudder Kemper
222 South Riverside Plaza,                                 Investments, Inc.
Chicago, IL 60606
Date of birth: 6/27/58

Ann M. McCreary                     Vice President         Managing Director
345 Park Avenue                                            Scudder Kemper Investments, Inc.
New York, NY 10154
Date of birth: 11/6/56

Robert C. Peck                      Vice President         Managing Director, Scudder Kemper Investments,
222 South Riverside Plaza,                                 Inc.; formerly, Executive Vice President, Van
Chicago, IL 60606                                          Kampen American Capital, Inc.; Senior Vice
Date of birth:                                             President, Manufacturers Hanover Investment
                                                           Corporation
Jonathan Trutter                    Vice President         Senior Vice President, Scudder Kemper
222 South Riverside Plaza                                  Investments, Inc.
Chicago, IL 60606
Date of birth:

        The Board has an audit and governance committee that is composed of Messrs. Akins, Gottschalk, Kelsey, Renwick, Tingleff, and Weithers. The Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, seeks and reviews nominees for Board membership and performance other tasks as the Board assigns.

Compensation of Trustees

         The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows estimated amounts paid or accrued to those trustees who are not designated "interested persons" from ___________, 1999 through the end of the Fund's current fiscal year, except that the information regarding the total compensation from the Fund and Fund complex in the last column is for the calendar year 1998 and does not include estimated amounts received from the Fund for the current fiscal year.

                                        Aggregate       Total Compensation
                                      Compensation      from Fund and Fund
                                        from Fund       Complex(2) Paid to
Name                                                         Trustees
----                                     ----                --------
James E. Akins................           $___               $130,000
Arthur R.
Gottschalk(1).................           $___               $133,200
Frederick T.
Kelsey(1).....................           $___               $130,500
Fred B.
Renwick.......................           $___               $130,500
John G. Weithers..............           $___               $134,800

-----------------------
(1) Includes deferred fees. Pursuant to a deferred compensation agreement with the Fund, deferred amounts accrued interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund.

(2) Includes compensation for service on the Boards of 15 Kemper Funds with 53 fund portfolios. Each trustee currently serves as trustee of 15 Kemper Funds with 53 funds portfolios.

                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund the Adviser is primarily responsible for overseeing the execution of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive fee or commission rates, the Fund does not necessarily pay the lowest commission or spread available.

         The  Fund  will  purchase  Senior  Loans  in  individually   negotiated
transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In determining whether to purchase Senior Loans from these financial institutions, the Adviser may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While financial institutions generally are not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with the Fund's disposition of Loans. The Fund has no obligation to deal with any bank, broker or dealer in execution of transactions in portfolio securities.

         Other securities in which the Fund may invest are traded primarily in the over-the-counter markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and better execution are available elsewhere. These dealers attempt to profit from transactions by buying at the bid price and selling at the higher asked price in the market for the obligations (the difference between the bid and asked price customarily is referred to as the "spread"). The Fund may also purchase fixed-income and other securities from underwriters, the cost of which may include fees and commissions to the underwriters.

         It is not anticipated that the Fund will pay significant brokerage commissions. However, on occasion it may be necessary or desirable to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. In executing all transactions, the Adviser seeks to obtain the best results for the Fund.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a fund and managed by the Adviser.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission fee or other remuneration from the Fund for this service.

         Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker-dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Board of Trustees reviews from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         The Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. It is anticipated that the Fund's turnover rate will be between 50% and 100%. The Fund's turnover rate is not expected to exceed 100%, but may vary from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate.

         At times investment decisions may be made to purchase or sell the same investment security for the Fund and for one or more of the other clients advised by the Adviser. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives to the extent practicable the average price of such transactions.

         The Fund will not purchase securities from its affiliates in principal transactions.

                             LIQUIDITY REQUIREMENTS

         From the time that the Fund sends a Notification to shareholders until the Pricing Date, the Fund will maintain a percentage of the Fund's assets equal to at least 100 percent of the Repurchase Offer Amount in: (a) assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within a period equal to the period between the Repurchase Request Deadline and the next Repurchase Payment Deadline; or (b) assets that mature by the next Repurchase Payment Deadline.

         In  the  event  that  the  Fund's   assets  fail  to  comply  with  the
requirements in the preceding paragraph, the Board shall cause the Fund to take such action as the Board deems appropriate to ensure compliance.

         In supervising the Fund's operations and the actions of Scudder Kemper, the Board has adopted written procedures (the "Liquidity Procedures") reasonably designed, taking into account current market conditions and the Fund's investment objectives, to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the Repurchase Offer Fundamental Policy and with the liquidity requirements described above.

         From time to time, the Board reviews the Fund's portfolio composition and makes and approves such changes to the Liquidity Procedures as the Board deems necessary.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of classes of shares will vary based on expenses borne by each class. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities are valued at prices supplied by the Fund's pricing agent(s) which reflect broker-dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide market maker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options to contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

         If a security is traded on more than one exchange, or upon one or more exchanges and the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Valuation Committee of the Board, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.

         Generally, Senior Loans are valued at fair value in the absence of readily ascertainable market values believed to be reliable. Fair value is determined by the Adviser under procedures established and monitored by the Fund's Board of Trustees. In valuing a loan, the Adviser considers, among other factors: (i) the creditworthiness of the issuer and any interpositioned bank;
(ii) the current interest rate, period until next interest rate reset and maturity date of the Senior Loan; (iii) recent market prices for similar loans, if any; and (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions, if any. The Adviser may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Fund have or could have occurred. However, because the secondary market in Senior Loans has not yet fully developed, the Adviser will not currently rely solely on such prices or quotations. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation.

                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Tax Status of the Fund

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government   securities  and  the  securities  of  other  regulated   investment
companies).

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

         Distributions

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares.
Net capital gains from assets held for one year or less will be taxed as ordinary income.

         Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

         Foreign Taxes

         The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

         Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

         The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         Tax-Exempt Income

         The Fund intends to invest a sufficient amount of its assets in municipal securities to qualify to distribute "exempt-interest dividends" (as defined in the Code) to shareholders. The Fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for regular federal income tax purposes. The Fund will determine periodically which distributions will be designated as exempt-interest dividends. If the Fund earns income which is not eligible to be so designated, the Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

         Interest on certain types of private activity bonds is not exempt from federal income tax when received by "substantial users" (as defined in the
Code). A "substantial user" includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. The Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or "related persons' of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

         Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although the Fund's adviser attempts to determine that any security it contemplates purchasing on behalf of the Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the Fund's counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

         From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be adversely affected. Under these circumstances, Fund management would re-evaluate the Fund's investment objectives and policies and would consider either changes in the structure of the Fund or its dissolution.

         Dispositions

         Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

         If, within 90 after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

         Backup Withholding

         The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

         Other Taxation

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

         Fund Investments

         Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

         Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

                              FINANCIAL STATEMENTS

Independent Accountants

         _______________________ are the Fund's independent accounts providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The address of _______________________ is ____________________________.

Reports

         When available, the Fund will furnish, without charge, a copy of its Report upon request to the Fund, 222 South Riverside Plaza, Chicago, Illinois 60606 or call 1-800-621-1048.

                APPENDIX A - RATINGS OF FIXED INCOME INVESTMENTS

                  Standard & Poor's Ratings Group Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt--edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

* Messrs. Pierce and Littauer are "interested persons" of the Fund (as that term is defined in the 1940 Act).

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         1.      Financial Statements:  Not applicable

         2.      Exhibits

                 (a)     Declaration of Trust of the Registrant.*

                 (b)     By-Laws of the Registrant.*

                 (c)     Not Applicable

                 (d)     (1)      Not Applicable

                 (d)     (2)      Form of Subscription Certificate.*

                 (e) Dividend Reinvestment and Cash Purchase Plan of the Registrant.*

                 (f)     Not Applicable

                 (g) Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc.*

                 (h) Form of Distribution Agreement between the Registrant and Kemper Distributors, Inc.*

                 (i)     Not Applicable

                 (j) Custody Agreement between the Registrant and State Street Bank and Trust Company.*

                 (k)     (1)      Form of Subscription Agreement with Kemper
                                  Financial Services, Inc.*

                         (2)      Plan of Distribution for Class B shares.*

                 (l)     Opinion and Consent of Dechert Price & Rhoads.*

                 (m)     Not Applicable

                 (n)     Consent of ______________.*

                 (o)     Not Applicable.

                 (p)     Subscription Agreement for Initial Capital.*

                 (q)     Not Applicable.

                 (r)     Not Applicable.

                 (s)     Not Applicable.

----------
*        To be filed by amendment.

Item 25. Marketing Agreements

         See Form of Distribution Agreement to be filed as Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution*

Registration Fees..............................................._____________
Printing and Engraving Expenses................................._____________
Rating Agency Fees and Expenses................................._____________
Legal Fees and Expenses........................................._____________
National Association of Securities Dealers, Inc. Fees..........._____________
Accounting Fees and Expenses...................................._____________
Distributor Expense Reimbursement..............................._____________
Miscellaneous Expenses.........................................._____________
         Total.................................................._____________

----------
*        To be completed by amendment.

Item 27. Person Controlled by or Under Common Control

         Not Applicable.

Item 28. Number of Holders of Securities

         Not Applicable

Item 29. Indemnification

A policy of insurance covering Scudder Kemper Investment , Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust states as follows:

Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the shareholder who is entitled to indemnification or reimbursement was a shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

         (A) by the court or other body approving the settlement or other disposition; or

         (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

         The description of the business of Scudder Kemper Investments, Inc. is set forth under the caption "Investment Management and Other Services" in the Prospectus and "Management-Investment Adviser" in the SAI forming part of this Registration Statement.

         The information as to the Directors and officers of Scudder Kemper Investments, Inc. set forth in Scudder Kemper Investment's Form ADV filed with the Securities and Exchange Commission (File No. 801-252), as amended through the date hereof, is incorporated herein by reference.

Item 31. Location of Accounts and Records

         Accounts and Records of the Fund are maintained at (i) the Fund's office at 222 South Riverside Plaza, Chicago, Illinois 60606, (ii) the offices of Scudder Kemper Investments, Inc. at 345 Park Avenue, New York, New York, 10154-0010, and (iii) the offices of Scudder Kemper Investments, Inc. at 2 International Place, Boston, Massachusetts 02110-4103.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all the records in its capacity as custodian of the Registrant's assets. Kemper Service Company, 811 Main Street, Kansas City, Missouri, maintains all the required records in its capacity as transfer, dividend paying and shareholder service agent of the Registrant.

Item 32. Management Services

         Not Applicable.

Item 33. Undertakings

         1........Not Applicable

         2........Not Applicable.

         3........Not Applicable.

         4........a.  To file  during  any  period in which  offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

                   b. That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                    c. To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

         5........Not Applicable.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Boston, Massachusetts on this 23rd day of March, 1999.

                            KEMPER FLOATING RATE FUND



                             By: /s/ Maureen Kane
                                 --------------------
                                 Maureen Kane
                                 President and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



/s/ Maureen Kane            President and Trustee                March 23, 1999
--------------------        (Principal Executive Officer)
Maureen Kane



/s/ John R. Hebble          Treasurer (Principal Financial       March 23, 1999
---------------------       and Accounting Officer)
John R. Hebble